    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 9, 1999

                                                     Registration Nos. 33-12791
                                                                      811-05069


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  ---------

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     / /

                          Pre-Effective Amendment No.                       / /
                        Post-Effective Amendment No. 16                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             / /
                                Amendment No. 17                            /X/

                    EQUITRUST VARIABLE INSURANCE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                (Address of Principal Executive Offices)(Zip Code)

                                (515) 225-5586
               (Registrant's Telephone Number, Including Area Code)

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                    (Name and Address of Agent for Service)

                                  ---------

                                   COPY TO:
                                STEPHEN E. ROTH
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                                  ---------

It is proposed that this filing become effective (check appropriate box):


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 1998 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/X/ on May 1, 1999 pursuant to paragraph (a) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485

                                  ---------

      Title of Securities Being Registered: Shares of Beneficial Interest

                       EQUITRUST VARIABLE INSURANCE SERIES FUND

                                MONEY MARKET PORTFOLIO
                              HIGH GRADE BOND PORTFOLIO
                                  MANAGED PORTFOLIO
                              HIGH YIELD BOND PORTFOLIO
                                VALUE GROWTH PORTFOLIO
                                 BLUE CHIP PORTFOLIO


                                      PROSPECTUS

                                     May 1, 1999









Shares of each Portfolio are offered exclusively to certain registered separate accounts of Farm Bureau Life Insurance Company and other affiliated and non-affiliated companies as funding vehicles for certain variable annuity and variable life insurance contracts issued by Farm Bureau Life Insurance
Company and other affiliated and non-affiliated companies and are not offered directly to the public.

An investment in a Portfolio of the Fund is not a bank deposit and is not insured, guaranteed, or endorsed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in a Portfolio of the Fund involves investment risks, including possible loss of principal.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED SHARES OF
       THE FUND OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EquiTrust Mutual Funds
                                5400 University Avenue
                             West Des Moines, Iowa  50266

TABLE OF CONTENTS
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . .  5

High Grade Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . . .  6

Managed Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8

High Yield Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . 10

Value Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . 12

Blue Chip Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

HIGH YIELD BOND PORTFOLIO STRATEGY . . . . . . . . . . . . . . . . . . . . 16

PRINCIPAL RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . 16
     General Discussion of Risks . . . . . . . . . . . . . . . . . . . . . 16
     Types of Investment Risk. . . . . . . . . . . . . . . . . . . . . . . 17
     Higher-Risk Securities and Practices. . . . . . . . . . . . . . . . . 19
     Higher Risk Securities and Practices Table. . . . . . . . . . . . . . 21

HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES . . . . . . . . . . . . . 22
     Securities of Foreign Issuers . . . . . . . . . . . . . . . . . . . . 22
     Lower Rated Debt Securities . . . . . . . . . . . . . . . . . . . . . 22
     When-issued and Delayed Delivery Transactions . . . . . . . . . . . . 23
     Covered Call Options. . . . . . . . . . . . . . . . . . . . . . . . . 24

PORTFOLIO MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . 25

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
     Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
     Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
     Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
     Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . . . 27
     Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28

APPENDIX - FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . . . 29

Back Cover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
     Annual/Semi-annual Reports to Shareholders. . . . . . . . . . . . . . 30
     Statement of Additional Information . . . . . . . . . . . . . . . . . 30

INTRODUCTION

Welcome to the EquiTrust Variable Insurance Series Fund, a group of open-end investment companies, typically called mutual funds. Each Portfolio is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. This prospectus describes each Portfolio in some detail -- please read it and retain it for future reference.

The risk/return curve below demonstrates that for diversified portfolios of securities of the various types, as short-term risk increases, the potential for long-term gains also increases. "Short-term risk" refers to the likely volatility of a portfolio's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gains" means the expected average annual total return over a relatively long time period, such as 20 years.


                                       [CHART]

THIS CURVE DOES NOT INDICATE FUTURE VOLATILITY OR PERFORMANCE. It merely demonstrates the relationship between the on-going short-term risk and the long-term potential for gain of each Portfolio relative to the other Portfolios and other types of investments.

Each Portfolio has its own investment objective, investment policies, restrictions, and attendant risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. NO ONE CAN ASSURE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE(S) AND INVESTORS SHOULD NOT CONSIDER ANY ONE PORTFOLIO ALONE TO BE A COMPLETE INVESTMENT PROGRAM. AS WITH ALL MUTUAL FUNDS, THERE IS A RISK THAT AN INVESTOR COULD LOSE MONEY BY INVESTING IN A PORTFOLIO. The investment objective(s) of each Portfolio and those investment restrictions of a Portfolio that are designated as fundamental cannot be changed without approval of a majority of the outstanding shares of that Portfolio as defined in the Statement of Additional Information. However, each Portfolio's investment policies and the strategies by which it seeks its objective(s), and those investment restrictions not specifically designated as fundamental, are nonfundamental and may be changed by the Fund's board of trustees without shareholder approval.

Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests.

TERMS USED IN THIS PROSPECTUS

ADVISER: The Fund's investment adviser, EquiTrust Investment Management Services, Inc.

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

FOREIGN ISSUERS: Companies organized outside the United States whose securities are traded on U.S. exchanges and payable or denominated in U.S. dollars.

HIGH GRADE:   Securities rated, at the time of purchase, in the three highest categories by a nationally-recognized statistical rating organization ("NRSRO") (E.G., A or higher by either Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P")) or unrated securities that the Adviser determines are of comparable quality. (See Appendix A to the statement of additional information for an explanation of ratings.)

INVESTMENT GRADE:   Securities rated, at the time of purchase, in the four
highest categories by an NRSRO (E.G., Baa or higher by Moody's or BBB or higher by S&P) or unrated securities that the Adviser determines are of comparable quality. (See Appendix A to the statement of additional information for an explanation of ratings.)

PRIMARILY: Where the description of a Portfolio indicates that it invests primarily in certain types of securities, this means that, under normal circumstances, it invests at least 65% of its total assets in such securities.

SAI: The Fund's statement of additional information, or SAI, contains additional information about the Fund and the Portfolios. Investors may obtain a free copy of the SAI by contacting the Fund at the toll-free number or address shown on the back cover page of this prospectus.

                                MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

INVESTOR PROFILE WHO SHOULD CONSIDER INVESTING IN THIS PORTFOLIO?

You may want to invest more of your assets in this Portfolio if you:

-  require stability of principal

-  are seeking a mutual fund for the cash portion of an asset allocation program

-  need to "park" your money temporarily

                                          or

-  consider yourself a saver rather than an investor

You may want to invest fewer of your assets in this Portfolio if you:

-  are seeking an investment that is likely to outpace inflation

-  are investing for retirement or other goals that are many years in the future

                                          or

-  are investing for growth or maximum current income

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
WHAT IS THIS PORTFOLIO'S GOAL?

The MONEY MARKET PORTFOLIO seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.


PRINCIPAL RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS PORTFOLIO?

As with any money market fund, the yield paid by the Portfolio will vary with changes in interest rates. Also, there is a remote possibility that the Portfolio's share value could fall below $1.00, which could reduce the value of your investment.

To the extent that it invests in certain securities, the Portfolio may be affected by additional risks relating to REPURCHASE AGREEMENTS (credit risk), SHORT-TERM TRADING (market risk, as well as potentially higher transaction costs), and WHEN-ISSUED SECURITIES (market, opportunity, and leverage risks). However, these risks are lessened by the high quality of the securities in which the Portfolio invests.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this prospectus. SHARES OF THIS PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK OR OTHER FINANCIAL INSTITUTION ACCOUNT AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FINANCIAL INSTITUTION OR GOVERNMENT BODY.
Before you invest, please carefully read the section on "Risks."


PRIMARY INVESTMENT STRATEGIES
HOW DOES THIS PORTFOLIO PURSUE ITS OBJECTIVE?

This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities and municipalities. At least 95% of the Portfolio's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the Portfolio's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the rating categories and the types of permissible issuers is contained in the SAI. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio may also:
- Lend securities to financial institutions, enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis;
- Invest up to 10% of its assets in illiquid securities, although it will not generally invest in such securities.

                              HIGH GRADE BOND PORTFOLIO

--------------------------------------------------------------------------------

INVESTOR PROFILE
WHO SHOULD CONSIDER INVESTING IN THIS PORTFOLIO?

You may want to invest more of your assets in this Portfolio if you:

-  are seeking an investment that generates a regular stream of income

- are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility

-  want to diversify your investments

- are seeking a mutual fund for the income portion of an asset allocation program

                                          or

-  are retired or nearing retirement

You may want to invest fewer of your assets in this Portfolio if you:

-  are investing for maximum return over a long time horizon

                                          or

-  require absolute stability of your principal

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
WHAT IS THIS PORTFOLIO'S GOAL?

The Portfolio seeks to generate as high a level of current income as is consistent with investment in a diversified portfolio of high grade income bearing debt securities.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS PORTFOLIO?

As with most income mutual funds, the Portfolio is subject to INTEREST RATE RISK, the risk that the value of an investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the Portfolio's securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to CREDIT RISK, the risk that issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the Portfolio to realize interest under repurchase agreements and pursuant to loans of the Portfolio's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the Portfolio. To the extent that the Portfolio invests in NON-HIGH GRADE SECURITIES, it is also subject to above-average credit, market and other risks.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks."


PRIMARY INVESTMENT STRATEGIES
HOW DOES THIS PORTFOLIO PURSUE ITS OBJECTIVE?

To keep current income relatively stable and to limit share price volatility, the Portfolio invests primarily in high grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. Under normal circumstances, the Portfolio invests at least 80% of its assets in high grade securities. The Portfolio may invest the rest of its assets in securities that are not high grade. The Portfolio may invest in the following instruments:

- CORPORATE DEBT SECURITIES: securities issued by domestic and foreign corporations
- U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;


- OTHER DEBT SECURITIES: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by the Portfolio's investment adviser to have an investment quality equivalent to the three highest categories; and
- OTHER SECURITIES: convertible debt securities and convertible and nonconvertible preferred stocks rated in the three highest categories by an NRSRO.

A detailed description of the rating categories is contained in the SAI. To the extent permitted by law and available in the market, the Portfolio may also invest in mortgage-backed securities and may invest up to 25% of its net assets in debt securities of foreign issuers.

                                  PERFORMANCE RECORD


The following bar chart provides an illustration of the performance of the High Grade Bond Portfolio during each of the last ten years. The bar chart indicates the degree of variability that the Portfolio experienced in its performance from year to year. This reflects the degree of risk of an investment in the Portfolio. Please remember that past performance is no indicator or guarantee of the results that the High Grade Bond Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart.


                                    ANNUAL RETURNS

[GRAPH]


                        PERCENT
                      -----------
     1989                12.74
     1990                 8.85
     1991                16.42
     1992                 8.40
     1993                 8.74
     1994                (0.26)
     1995                14.26
     1996                 5.94
     1997                10.24
     1998                    ?


-----------------------------
 Best Quarter:  __________%
 Worst Quarter:  __________%
-----------------------------


The following table compares the average annual total returns of the High Grade Bond Portfolio to those of the Lehman Brothers Mutual Fund Aggregate Index ("Lehman Index") over the periods shown. The Lehman Index is a widely recognized, unmanaged index of fixed income performance. The Lehman Index figures do not reflect any fees or expenses and one cannot invest directly in the Lehman Index.


--------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURN      ONE YEAR       FIVE YEARS      TEN YEARS
       (for periods ending          --------       ----------      ---------
       December 31, 1998)
    HIGH GRADE BOND PORTFOLIO        ______%        ______%         ______%

   LEHMAN BROTHERS MUTUAL FUND
         AGGREGATE INDEX             ______%        ______%         ______%
--------------------------------------------------------------------------------

The performance data was calculated after deducting all fees and charges actually incurred by the High Grade Bond Portfolio. During the periods shown, the Adviser waived portions of its advisory fee thereby lowering expenses for the High Grade Bond Portfolio. If these expenses had been paid by the High Grade Bond Portfolio, the performance shown would have been less favorable.

                                  MANAGED PORTFOLIO

--------------------------------------------------------------------------------

INVESTOR PROFILE
WHO SHOULD CONSIDER INVESTING IN THIS PORTFOLIO?

You may want to invest more of your assets in this Portfolio if you:

- are looking for a more conservative alternative to a growth-oriented mutual fund

-  want a well-diversified and relatively stable investment allocation

-  need a core investment

-  seek above-average total return over the long term irrespective of its source

                                          or

-  are retired or nearing retirement

You may want to invest fewer of your assets in this Portfolio if you:

-  are investing for maximum return over a long time horizon

                                          or

-  require a high degree of stability of your principal

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
WHAT IS THIS PORTFOLIO'S GOAL?

The Managed Portfolio seeks the highest total return through income and capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS PORTFOLIO?

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to MARKET and INTEREST RATE RISKS, the risks that the value of an investment will fluctuate in response to stock and bond market movements and changes in interest rates. Loss of money is a risk of investing in this Portfolio.

To the extent that it invests in certain securities, the Portfolio may be affected by additional risks relating to NON-INVESTMENT GRADE SECURITIES (above-average credit, market and other risks), securities of FOREIGN ISSUERS (currency, information, natural event and political risks), and MORTGAGE-BACKED SECURITIES (credit, extension, prepayment and interest rate risks). These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks."


PRIMARY INVESTMENT STRATEGIES
HOW DOES THIS PORTFOLIO PURSUE ITS OBJECTIVE?

The Managed Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) growth common stocks and other equity securities, (2) high grade debt securities and preferred stocks of the types in which the High Grade Bond Portfolio may invest, and (3) money market instruments of the types in which the Money Market Portfolio may invest.

The Managed Portfolio's investment policy for the equity sector is to invest in both value-oriented securities of the type in which the Value Growth Portfolio invests as well as those that display more traditional growth characteristics such as established records of growth in sales and earnings. The Portfolio's policies for the debt and money market sectors are substantially identical to those of the High Grade Bond Portfolio and Money Market Portfolio, respectively. There are no restrictions as to the proportions of one or another type of security which the Portfolio may hold. Accordingly, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments. The Portfolio may invest up to 25% of its net assets in securities of foreign issuers.

                                  PERFORMANCE RECORD

The following bar chart provides an illustration of the performance of the Managed Portfolio during each of the last ten years. The bar chart indicates the degree of variability that the Portfolio experienced in its performance from year to year. This reflects the degree of risk of an investment in the Portfolio. Please remember that past performance is no indicator or guarantee of the results that the Managed Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart.

                                    ANNUAL RETURNS

[GRAPH]


                        PERCENT
                      -----------
     1989                 8.86
     1990                 8.15
     1991                12.69
     1992                15.72
     1993                22.71
     1994                (4.96)
     1995                25.69
     1996                17.39
     1997                10.67
     1998                    ?


-----------------------------
 Best Quarter:  __________%
 Worst Quarter:  __________%
-----------------------------


The following table compares the average annual total returns of the Managed Portfolio to those of the Standard & Poor's Corporation's Composite Index of 500 Common Stocks ("S&P 500 Index") over the periods shown. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index figures do not reflect any fees or expenses and one cannot invest directly in the Index.

--------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURN      ONE YEAR        FIVE YEARS      TEN YEARS
       (for periods ending          --------        ----------      ---------
       December 31, 1998)
        MANAGED PORTFOLIO           _______%         _______%       _______%

          S&P 500 INDEX             _______%         _______%       _______%
--------------------------------------------------------------------------------

The performance data was calculated after deducting all fees and charges actually incurred by the Managed Portfolio. During the periods shown, the Adviser waived portions of its advisory fee thereby lowering expenses for the Managed Portfolio. If these expenses had been paid by the Portfolio, the performance shown would have been less favorable.

                              HIGH YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

INVESTOR PROFILE
WHO SHOULD CONSIDER INVESTING IN THIS PORTFOLIO?

You may want to invest more of your assets in this Portfolio if you:

- are seeking higher potential returns than most bond mutual funds and are willing to accept significant risk of volatility

-  want to diversify your investments

- are seeking a mutual fund for the income portion of an asset allocation program

                                          or

-  are retired or nearing retirement

You may want to invest fewer of your assets in this Portfolio if you:

-  desire relative stability of your principal

                                          or

-  are investing for maximum return over a long time horizon

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
WHAT IS THIS PORTFOLIO'S GOAL?

The Portfolio seeks as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS PORTFOLIO?

This Portfolio is subject to above-average INTEREST RATE and CREDIT RISKS. Investors should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this Portfolio.

Issuers of NON-INVESTMENT GRADE SECURITIES (I.E., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The fund may also invest in MORTGAGE-BACKED SECURITIES that are subject to extension and prepayment risks.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus. Before you invest, please carefully read the section on "Risks."


PRIMARY INVESTMENT STRATEGIES
HOW DOES THIS PORTFOLIO PURSUE ITS OBJECTIVE?

The Portfolio invests primarily in lower-rated, higher-yielding income bearing debt securities, such as "junk" bonds. Under normal market conditions, the Portfolio invests more than 80% of its assets in debt and other income bearing securities rated lower than investment grade (and their unrated equivalents) or other high-yielding securities. The Portfolio generally does not invest in bonds rated CC/Ca or lower unless the Adviser believes that the financial condition of the issuer or the protection afforded to the security is stronger than the rating would otherwise indicate. Types of debt and other income bearing securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The Portfolio may invest in mortgage-backed securities.


The Portfolio also may invest up to 25% of its net assets in debt securities of foreign issuers.

                                  PERFORMANCE RECORD


The following bar chart provides an illustration of the performance of the High Yield Bond Portfolio during each of the last ten years. The bar chart indicates the degree of variability that the Portfolio experienced in its performance from year to year. This reflects the degree of risk of an investment in the Portfolio. Please remember that past performance is no indicator or guarantee of the results that the High Yield Bond Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart.

                                    ANNUAL RETURNS

[GRAPH]


                        PERCENT
                      -----------
     1989                 8.08
     1990                 0.67
     1991                27.49
     1992                13.39
     1993                15.05
     1994                (1.01)
     1995                15.15
     1996                12.65
     1997                12.07
     1998                    ?


-----------------------------
 Best Quarter:  __________%
 Worst Quarter:  __________%
-----------------------------


The following table compares the average annual total returns of the High Yield Bond Portfolio to those of the Lehman Brothers Mutual Fund Corporate/High Yield Index ("Lehman Index") over the periods shown. The Lehman Index is a widely recognized, unmanaged index of corporate and high yield bond market performance. The Lehman Index figures do not reflect any fees or expenses and one cannot invest directly in the Lehman Index.


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN      ONE YEAR        FIVE YEARS      TEN YEARS
      (for periods ending          --------        ----------      ---------
       December 31, 1998)
   HIGH YIELD BOND PORTFOLIO       ________%        ________%      ________%

  LEHMAN BROTHERS MUTUAL FUND
   CORPORATE/HIGH YIELD INDEX      ________%        ________%      ________%
--------------------------------------------------------------------------------

The performance data was calculated after deducting all fees and charges actually incurred by the High Yield Bond Portfolio. During the periods shown, the Adviser waived portions of its advisory fee thereby lowering expenses for the Portfolio. If these expenses had been paid by the High Yield Bond Portfolio, the performance shown would have been less favorable.

                                VALUE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

INVESTOR PROFILE
WHO SHOULD CONSIDER INVESTING IN THIS PORTFOLIO?

You may want to invest more of your assets in this Portfolio if you:

-  have longer investment time horizons

- are willing to accept higher on-going short-term risk for the potential of higher long-term returns

-  want to diversify your investments

- are seeking mutual funds for the growth portion of an asset allocation program

                                          or

-  are investing for retirement or other goals that are many years in the future

You may want to invest fewer of your assets in this Portfolio if you:

-  are investing with a shorter investment time horizon in mind

                                          or

-  are uncomfortable with an investment whose value may vary substantially

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
WHAT IS THIS PORTFOLIO'S GOAL?

The Portfolio seeks long-term capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS PORTFOLIO?

As with any mutual fund that invests in equity securities, this Portfolio is subject to MARKET RISK, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on equity securities that may appreciate in value and lack of emphasis on those that provide income, this Portfolio will typically experience greater volatility over time than the other Portfolios.

To the extent that the Portfolio invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the Portfolio invests in SECURITIES OF FOREIGN ISSUERS, it will be subject to the risks related to such securities.

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks."


PRIMARY INVESTMENT STRATEGIES
HOW DOES THIS PORTFOLIO PURSUE ITS OBJECTIVE?

The Portfolio pursues its investment objective by investing primarily in equity securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market. The Portfolio may invest in securities of companies in cyclical industries during periods when such securities appear to the Adviser to have strong potential for capital appreciation. It also may invest in "special situation" companies. Special situation companies are ones that, in the Adviser's opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring or significantly undervalued assets.

The Adviser's strategy with the Portfolio is based on a value-oriented analysis of equity securities. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of an enterprise using the foregoing ratios and by evaluating the enterprise's balance sheet (E.G., comparing the enterprise's assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The Adviser's use of a value-oriented analysis may often result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market.

The Portfolio also may invest up to 25% of its net assets in securities of foreign issuers.

                                  PERFORMANCE RECORD


The following bar chart provides an illustration of the performance of the Value Growth Portfolio during each of the last ten years. The bar chart indicates the degree of variability that the Portfolio experienced in its performance from year to year. This reflects the degree of risk of an investment in the Portfolio. Please remember that past performance is no indicator or guarantee of the results that the Value Growth Portfolio may achieve in the future.
Future annual returns may be greater or less than the returns shown in the chart.

                                    ANNUAL RETURNS

[GRAPH]


                        PERCENT
                      -----------
     1989                11.13
     1990                 4.65
     1991                14.53
     1992                10.46
     1993                27.20
     1994                (4.43)
     1995                25.87
     1996                17.65
     1997                 6.30
     1998                    ?


-----------------------------
 Best Quarter:  __________%
 Worst Quarter:  __________%
-----------------------------

The following table compares the average annual total returns of the Value Growth Portfolio to those of the S&P 500 Index over the periods shown. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index figures do not reflect any fees or expenses and one cannot invest directly in the Index.

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURN        ONE YEAR      FIVE YEARS    TEN YEARS
          (for periods ending            --------      ----------    ---------
          December 31, 1998)
        VALUE GROWTH PORTFOLIO           ________%     ________%     ________%

             S&P 500 INDEX               ________%     ________%     ________%
--------------------------------------------------------------------------------

The performance data was calculated after deducting all fees and charges actually incurred by the Value Growth Portfolio. During the periods shown, the Adviser waived portions of its advisory fee thereby lowering expenses for the Portfolio. If these expenses had been paid by the Value Growth Portfolio, the performance shown would have been less favorable.

                                 BLUE CHIP PORTFOLIO

--------------------------------------------------------------------------------

INVESTOR PROFILE
WHO SHOULD CONSIDER INVESTING IN THIS PORTFOLIO?

You may want to invest more of your assets in this Portfolio if you:

-  are looking for a stock fund that has both growth and income components

-  are looking for a more conservative alternative to a growth-oriented fund

-  need a core investment

-  seek above-average long-term total return

-  are investing for a higher return over a long time horizon

                                          or

-  are retired or nearing retirement

You may want to invest fewer of your assets in this Portfolio if you:

-  are investing with a shorter time horizon in mind

                                          or

-  require a high degree of stability of your principal

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
WHAT IS THIS PORTFOLIO'S GOAL?

The Portfolio seeks long-term growth of capital and income.

--------------------------------------------------------------------------------

PRINCIPAL RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS PORTFOLIO?

As with any mutual fund that invests in stocks and also seeks income, this Portfolio is subject to MARKET and INTEREST RATE RISKS, and the value of your investment will fluctuate in response to stock market and interest rate movements. Loss of money is a risk of investing in this Portfolio.

To the extent that it invests in certain securities, the Portfolio may be affected by additional risks relating to SECURITIES OF FOREIGN ISSUERS (currency, information, natural event and political risks) and NON-INVESTMENT GRADE SECURITIES (credit, market, interest rate, liquidity, valuation, and information risks).

These risks, and the risks associated with other higher-risk securities and practices that the fund may utilize, are described in more detail later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks."


PRIMARY INVESTMENT STRATEGIES
HOW DOES THIS PORTFOLIO PURSUE ITS OBJECTIVE?

The Portfolio pursues its objective by investing primarily in equity securities of well-capitalized, established companies. The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes to collectively comprise a representative cross-section of major industries. Companies of this type are commonly referred to as "blue chip". Blue chip companies are generally identified by their substantial capitalization, established history or earnings and superior management structure. The Adviser selects particular issuers on the basis of whether they, taken together, reasonably represent a cross-section of major industries and not on the basis of any analysis of their economic or financial strength or the relative value of the securities. Within the limits of its investment restrictions (found in the SAI), the Portfolio may, from time to time, hold more than 5% of its assets in one or more such companies.

The Portfolio also may invest in other equity securities and debt or other income bearing securities.

                                  PERFORMANCE RECORD


The following bar chart provides an illustration of the performance of the Blue Chip Portfolio during each of the last ten years. The bar chart indicates the degree of variability that the Portfolio experienced in its performance from year to year. This reflects the degree of risk of an investment in the Portfolio. Please remember that past performance is no indicator or guarantee of the results that the Blue Chip Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart.

                                    ANNUAL RETURNS

[GRAPH]


                        PERCENT
                      -----------
     1990                56.93
     1991                28.20
     1992                10.38
     1993                14.36
     1994                 2.65
     1995                32.81
     1996                21.43
     1997                27.41
     1998                    ?


-----------------------------
 Best Quarter:  __________%
 Worst Quarter:  __________%
-----------------------------

The following table compares the average annual total returns of the Blue Chip Portfolio to those of the S&P 500 Index over the periods shown. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The S&P 500 Index figures do not reflect any fees or expenses and one cannot invest directly in the Index.

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN       ONE YEAR      FIVE YEARS     TEN YEARS
         (for periods ending           --------      ----------     ---------
         December 31, 1998)
         BLUE CHIP PORTFOLIO           ________%     ________%      ________%

            S&P 500 INDEX              ________%     ________%      ________%
--------------------------------------------------------------------------------

HIGH YIELD BOND PORTFOLIO STRATEGY

The premise of the High Yield Bond Portfolio is that over long periods of time, a broadly diversified portfolio of lower rated, higher yielding debt securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher rated lower yielding debt securities. The Adviser attempts to minimize the risks of lower rated debt securities by:

          - constructing a portfolio of such securities diversified by industry, geography, maturity, duration and credit quality

          - performing credit analysis independent of rating agencies and attempting to acquire securities of issuers whose financial position is more sound than ratings would indicate

          - acquiring or disposing of particular securities to take advantage of anticipated changes and trends in the economy and financial markets

The Adviser's judgment of the risk of any particular security is a function of its experience with lower rated debt securities, its evaluation of general economic and securities market conditions, and the financial position of a security's issuer. Under certain market conditions, the Adviser may sacrifice yield in order to adopt a defensive posture designed to preserve capital. A defensive posture could include, among other strategies, acquiring discount securities.

PRINCIPAL RISK FACTORS

GENERAL DISCUSSION OF RISKS

EQUITY SECURITIES.  To the extent that a Portfolio invests in equity securities,
it is subject to market risk.   In general, stock values fluctuate in response
to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity securities that a Portfolio holds may decline over short or extended periods. The risk of such a decline is known as market risk. The U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Therefore, the value of an investment in those Portfolios that hold equity securities may increase or decrease. As of the date of this Prospectus, domestic stock markets were at, or close to, record high levels and no one can guarantee that such levels will continue. Equity securities are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate causing a decline in the security's value.

INCOME BEARING SECURITIES.   To the extent that a Portfolio invests in income
bearing securities, it is subject to the risk of income volatility, market risk (interest rate risk), financial risk (credit risk) and, as to some portfolio holdings, prepayment/extension risk. Income volatility refers to the degree and rapidity with which changes in overall market interest rates diminish the level of current income from a portfolio of income bearing securities. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on such security on a timely basis and is the risk that the issuer could default on its obligations and a Portfolio will lose its investment. In general, interest rate risk is the risk that when prevailing interest rates decline, the market value of income bearing securities (particularly fixed-income securities) tends to increase. Conversely, when interest rates increase, the market value of income bearing securities (particularly fixed-income securities) tends to decline. Prepayment risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk).

In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

The VALUE GROWTH PORTFOLIO and BLUE CHIP PORTFOLIO are subject to moderate levels of both market and financial risk.

The HIGH GRADE BOND PORTFOLIO is subject to moderate levels of market risk and relatively low levels of financial risk and current income volatility.

The HIGH YIELD BOND PORTFOLIO is subject to relatively high levels of financial risk, moderate levels of market risk and relatively low levels of current income volatility.

The MANAGED PORTFOLIO is subject to moderate levels of market and financial risk and relatively low levels of current income volatility, although current income volatility could be higher if the Portfolio is heavily invested in short-term money market instruments.

The MONEY MARKET PORTFOLIO is subject to little market or financial risk because it invests in high quality short-term investments that reflect current market interest rates. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

TYPES OF INVESTMENT RISK

CORRELATION RISK. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

EXTENSION RISK. The risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage prepayments, typically reducing the security's value.

FINANCIAL RISK. For income bearing securities, credit risk. For equity securities, the risk that the issuer's earning prospects and overall financial position will deteriorate causing a decline in the security's value.

INFORMATION RISK. The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK. The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

LEVERAGE RISK. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A fund's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

LIQUIDITY RISK. The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all income bearing and equity securities and mutual funds that invest in them.

NATURAL EVENT RISK. The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK. The risk of losses directly attributable to government actions or political events of any sort.

PREPAYMENT RISK. The risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security's return.

VALUATION RISK. The risk that the market value of an investment falls substantially below the fund's valuation of the investment.

HIGHER-RISK SECURITIES AND PRACTICES

------------------------------------------------------------------------------------------------------------------------
SECURITY OR PRACTICE       DESCRIPTION                                                 RELATED RISKS
------------------------------------------------------------------------------------------------------------------------
American Depository        ADRs are receipts typically issued by a U.S.                Market, currency,
Receipts (ADRs)            financial institution which evidence ownership of           information, natural event,
                           underlying securities of foreign corporate issuers.         and political risks (I.E., the
                           Generally, ADRs are in registered form and are              risks of foreign securities).
                           designed for trading in U.S. markets.
------------------------------------------------------------------------------------------------------------------------

Capital Securities         Securities issued by trusts or other special                Credit, liquidity and
                           purpose entities created to invest in junior                interest rate risks.
                           subordinated debt securities.  Junior subordinated
                           debt ranks before equity securities, but after
                           more senior debt in the event of the issuer's
                           liquidation and usually pays a fixed rate of
                           interest.
------------------------------------------------------------------------------------------------------------------------

Illiquid Securities        Any investment that may be difficult or                     Liquidity, valuation and
                           impossible to sell at the time the fund would like          market risks.
                           to sell it for the price at which the fund values it.

------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed            Securities backed by pools of mortgages,                    Credit, extension,
Securities                 including passthrough certificates, PACs, TACs,             prepayment, and interest
                           collateralized mortgage obligations (CMOs), and             rate risks.
                           when available, pools of mortgage loans
                           generated by credit unions.
------------------------------------------------------------------------------------------------------------------------

Non-Investment Grade       Investing in debt securities rated below BBB/Baa            Credit, market, interest
Securities                 (I.E., "junk" bonds).                                       rate, liquidity, valuation,
                                                                                       and information risks.
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements      The purchase of a security that the issuer agrees           Credit risk.
                           to buy back later at the same price plus interest.
------------------------------------------------------------------------------------------------------------------------

Restricted Securities      Securities originally issued in a private placement         Liquidity, valuation, and
                           rather than a public offering.  These securities            market risks.
                           often cannot be freely traded on the open market.
------------------------------------------------------------------------------------------------------------------------

Reverse Repurchase         The lending of short-term debt securities; often            Leverage and credit risks.
Agreements                 used to facilitate borrowing.
-----------------------------------------------------------------------------------------------------------------------

Securities Lending         The lending of securities to financial institutions,        Credit risk.
                           which provide cash or government securities as
                           collateral.
------------------------------------------------------------------------------------------------------------------------

Shares of Other Investment The purchase of shares issued by other                      Market risks and the
Companies                  investment companies.  These investments are                layering of fees and
                           subject to the fees and expenses of both the                expenses.
                           Portfolios and the other investment company.
------------------------------------------------------------------------------------------------------------------------

Short-Term Trading         Selling a security soon after purchase or                   Market risk.
                           purchasing it soon after it was sold (a fund
                           engaging in short-term trading will have higher
                           turnover and transaction expenses).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
SECURITY OR PRACTICE       DESCRIPTION                                                 RELATED RISKS
------------------------------------------------------------------------------------------------------------------------
Smaller Capitalization     The purchase of securities issued by a company              Market risk.
Companies                  with a market capitalization (I.E., the price per
                           share of its common stock multiplied by the
                           number of shares of common stock outstanding)
                           of less than $1 billion.
------------------------------------------------------------------------------------------------------------------------

When-Issued and Delayed    The purchase or sale of securities for delivery at          Market, opportunity, and
Delivery Securities        a future date; market value may change before               leverage risks.
                           delivery.
------------------------------------------------------------------------------------------------------------------------

Writing Covered Call       A call option is the right to purchase a security           Interest rate, market,
Option Contracts on        for an agreed-upon price at any time prior to an            correlation, liquidity, credit
Securities                 expiration date.  By writing (selling) a call               and opportunity risks.
                           option, a Portfolio gives this right to a buyer for
                           a fee.  A "covered" call option contract is one
                           where the Portfolio owns the security subject to
                           the option for as long as the option remains
                           outstanding.
------------------------------------------------------------------------------------------------------------------------

HIGHER RISK SECURITIES AND PRACTICES TABLE The following table shows each Portfolio's investment limitations with respect to certain higher risk securities and practices as a percentage of Portfolio assets.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VALUE       BLUE
                                                                     MONEY       HIGH                  HIGH      GROWTH      CHIP
                                                                     MARKET     GRADE     MANAGED     YIELD
                                                                                 BOND                  BOND
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT PRACTICES
------------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                         Y          Y          Y          Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                 Y          Y          Y          Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------
 Securities Lending                                                    20         20         20         20         20         20
------------------------------------------------------------------------------------------------------------------------------------
 Short-term Trading                                                    Y          Y          Y          Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed Delivery Securities                           Z          Z          Z          Z          Z          Z
------------------------------------------------------------------------------------------------------------------------------------
 CONVENTIONAL SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
 Shares of Other Investment Companies                                  5          5          5          5          5          5
------------------------------------------------------------------------------------------------------------------------------------
 Non-Investment Grade Securities                                       X          Y          Y          Z          X          X
------------------------------------------------------------------------------------------------------------------------------------
 Securities of Foreign Issuers(1)                                      X          25         25         25         25         X
------------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities(2)                                                10         15         15         15         15         10
------------------------------------------------------------------------------------------------------------------------------------
 Restricted Securities                                                 Z          Z          Z          Z          Z          Z
------------------------------------------------------------------------------------------------------------------------------------
 Capital Securities                                                    X          Z          Z          Z          Z          X
------------------------------------------------------------------------------------------------------------------------------------
 Mortgage-backed Securities                                            X          Z          Z          Z          X          X
------------------------------------------------------------------------------------------------------------------------------------
 OPTION CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options  on Securities                           X          Y          Y          Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------


     (1)  U.S. dollar-denominated securities only.
     (2)  Percentages refer to net, rather than total, assets.

LEGEND

  30   A number indicates the maximum percentage of total assets (but see note
       2) that the Portfolio is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the Portfolio's annual and semi-annual reports.


  Z A solid check mark means that there is no policy limitation on the Portfolio's usage of that practice or type of security, and that the Portfolio may be currently using that practice or investing in that type of security.

  Y A hollow check mark means that the Portfolio is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

  X An "x" mark means that the Portfolio is not permitted to use that practice or invest in that type of security.

HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES

SECURITIES OF FOREIGN ISSUERS

The Value Growth Portfolio and Managed Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and High Yield Bond Portfolio each may invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio's investment objectives. Investments are made only in securities of foreign issuers that are traded on U.S. exchanges and payable or denominated in U.S. dollars.

Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws, or restrictions applicable to such investments and in exchange control regulations.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a Portfolio, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Although ADRs acquired by the Portfolios are traded on domestic exchanges, their values largely reflect the value(s) of the underlying security on foreign securities markets. The values of such underlying securities are a function of a number of factors, including the following. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

LOWER RATED DEBT SECURITIES

The High Yield Bond Portfolio invests a substantial portion of its assets in income bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities.
Such high yielding income bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as "junk bonds." These lower rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower rated securities adversely affects a Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it were required to seek recovery upon a default in the payment of principal or interest on its income bearing securities. Although some risk is inherent in all securities, holders of income bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding lower rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with Investment Grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower rated income bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower rated high yielding security because of a call or buy-back feature, the deterioration of the issuer's creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have tax implications.

A Portfolio may have difficulty disposing of certain lower rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower rated securities, there is no established retail secondary market for many of these securities, and the Fund anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on market value of such securities and a Portfolio's ability to dispose of them when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower rated securities during an initial offering. Such securities involve special risks because they are new issues.

Additional information regarding the rating categories for income bearing debt securities appears in the appendices of the SAI.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Any of the Portfolios may purchase newly-issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are not reflected in the net asset value so long as the commitment remains in effect.

COVERED CALL OPTIONS

Each Portfolio (other than the Money Market Portfolio) may write (sell) covered call options on portfolio securities representing up to 100% of its net assets in an attempt to enhance investment performance or to reduce the risks associated with investments. A call option gives the purchaser the right to buy, and the writer the obligation to sell, an underlying security at a particular exercise price during the option period. A Portfolio will write call options only on a covered basis, which means that the Portfolio will own the underlying security subject to the call option at all times during the option period. Options written by a Portfolio will normally have expiration dates between three and nine months from the date written. Such options and the securities underlying the option will both be listed on national securities exchanges, except for certain transactions in debt securities and related options need not be so listed.

The advantage to a Portfolio of writing covered call options is that the Portfolio receives a premium which constitutes additional income, which would serve both to enhance investment performance and to offset in whole or in part any decline in value of the underlying security. However, the disadvantage is that during the option period the Portfolio would give up the potential for capital appreciation above the exercise price if the underlying security were to rise in value; and that, unless a closing purchase transaction is effected, the Portfolio will be required to continue to hold the underlying security for the entire option period, and would bear the risk of loss if the price of the security were to decline.

CAPITAL SECURITIES

Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. Capital securities are issued by trusts or other special purpose entities created to invest in (or pool) junior subordinated debentures. Capital securities pay interest on a fixed schedule (although issuers often may defer interest payments for up to five years) and have a maturity date. Capital securities have no voting rights and have a preference over common and preferred stock, but stand behind senior debt securities in the event of the issuer's liquidation. The trust or other special purpose entity may terminate and distribute the debentures to holders of the capital securities. Generally, capital securities exhibit characteristics, and entail associated risks, of both debt securities and preferred stock. For purposes of investment limits applicable to a Portfolio, the Fund treats capital securities as debt. For tax purposes, the Internal Revenue Service currently treats them as debt securities as well. In the past, legislation has been proposed that would have change the tax treatment of capital securities and if this treatment changes in the future, the Adviser would reconsider the appropriateness of continued investment in them.

PORTFOLIO MANAGEMENT

EquiTrust Investment Management Services, Inc. (formerly known as FBL Investment Advisory Services, Inc.), 5400 University Avenue, West Des Moines, Iowa 50266, serves as the Fund's investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Fund commenced operations in 1987.

The Adviser is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. At December 31, 1998, 54.30% of the outstanding voting shares of FBL Financial Group, Inc. was owned by Iowa Farm Bureau Federation. The following individuals are officers and/or directors of the Adviser and are officers and/or trustees of the Fund: Stephen M. Morain, Thomas R. Gibson, William J. Oddy, Timothy J. Hoffman, Dennis M. Marker, James W. Noyce, Lou Ann Sandburg, Sue A. Cornick, Kristi Rojohn and Elaine A. Followwill. The Adviser also acts as the investment adviser to individuals, institutions and two other investment companies: EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

The Adviser handles the investment and reinvestment of the Fund's assets, and is responsible for the overall management of the Fund's business affairs, subject to the review of the Board of Trustees.

Roger F. Grefe and Robert J. Rummelhart serve as managers for various portfolios of the Fund. Mr. Grefe joined EquiTrust in 1986 and has managed the Value Growth and Managed Portfolios since their inception in 1987. Mr. Grefe is a graduate of Coe College in Cedar Rapids, Iowa and is a Chartered Financial Analyst and NASD Registered Principal.

Mr. Rummelhart has managed both the High Grade Bond and High Yield Bond Portfolios since their inception in 1987. He received his BA and MBA degrees from the University of Iowa and is a Chartered Financial Analyst and NASD Registered Representative.

The Adviser provides investment supervision to the Blue Chip Portfolio through the use of a team approach. As cash accumulates for investment, trading personnel are notified to execute the necessary transactions in order to maintain the relative weights of the equity securities in this Portfolio.

As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows:

--------------------------------------------------------------------------------
         PORTFOLIO           MAXIMUM MANAGEMENT FEE     AGGREGATE MANAGEMENT
                                                      FEES PAID TO THE ADVISER
                                                       DURING THE FISCAL YEAR
                                                       ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
 Money Market                         0.25%

 High Grade Bond                      0.30%

 Managed                              0.45%

 High Yield Bond                      0.45%

 Value Growth                         0.45%

 Blue Chip                            0.20%
--------------------------------------------------------------------------------

The Adviser, at its expense, furnishes the Fund with office space and facilities, equipment, advisory, research and statistical facilities, and clerical services and personnel to administer the business affairs of the Fund. The Fund pays its other expenses which include, but are not limited to, the following: net asset value calculations; portfolio transaction costs; interest on Fund obligations; miscellaneous reports; membership dues; reports and notices to Shareholders; all expenses of registration of its shares under federal and state securities laws; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees of Trustees who are not affiliated with the Adviser; and the fees and expenses of independent public auditors, legal counsel, custodian, and transfer and dividend disbursing agents.

The Adviser has agreed to reimburse any Portfolio to the extent that the annual operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of the average daily net assets of that Portfolio for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. This reimbursement agreement will remain in effect as long as the Investment Advisory Agreement remains in effect and cannot be changed without shareholder approval. Additionally, the Adviser has voluntarily agreed to reimburse any Portfolio to the extent that annual operating expenses, including the investment advisory fee, exceed .65%. However, the Adviser is not obligated to continue to reimburse the Portfolios for such expenses beyond December 31, 1999.

OTHER INFORMATION

YEAR 2000

Preparing for Year 2000. Many data processing systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these data processing systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2,000", leading to computer shutdowns and errors (commonly known as "year 2000 problems"). To the extent that these systems conduct forward-looking calculations, such problems may occur prior to January 1, 2000. In providing investment advisory services to the Portfolios and other services to the Fund, the Adviser utilizes data processing systems that may be affected by year 2000 problems. The Adviser and the Fund also rely on service providers, including banks, custodians and transfer agents that also may be affected. Like other mutual funds and financial and business organizations, the Adviser and other service providers could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct the Fund's normal business operations if data processing systems that they use experience year 2000 problems. The Adviser has developed, and is in the process of implementing, a Year 2000 transition plan with respect to systems that it operates, and is confirming that the Fund's other service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Adviser and the Fund. As of the date of this prospectus, the Adviser does not anticipate that contract holders and policyowners will experience negative effects on investments in the Portfolios, or on the services provided to them on behalf of the Fund, as a result of year 2000 problems. However, there can be no assurance that the Adviser will be successful, or that interaction with other service proviers will not impair the Adviser's and the Fund's services on or before January 1, 2000.

DISTRIBUTOR

The Adviser also is the distributor and principal underwriter of the Fund's shares.

NET ASSET VALUE

The net asset value per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central Time) or the close of the New York Stock Exchange, on each day that (i) the New York Stock Exchange is open for business (except the day after Thanksgiving, the day before Christmas (in 1999) and any day on which the Fund offices are closed because of a weather-related or comparable type of emergency); and (ii) an order for purchase or redemption of shares of the Portfolio is received. The net asset value per share of each Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.


The Fund reserves the right to calculate or estimate the net asset value of a Portfolio more frequently than once daily if deemed desirable. If the Fund offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the net asset value next determined for each Portfolio.

MONEY MARKET PORTFOLIO. The Money Market Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. For a further discussion of the manner in which such values are determined, see the Statement of Additional Information under the heading "Net Asset Value."

OTHER PORTFOLIOS. Portfolio securities that are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the closing bid and asked prices. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market; and it is expected that for debt securities this ordinarily will be the over-the-counter market. Values of securities and assets for which market quotations are not readily available are determined in good faith by, or under the direction of, the Board of Trustees.

Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation described above with respect to the Money Market Portfolio.

SHAREHOLDERS

Other than shares sold to Farm Bureau Life Insurance Company to seed the Fund, shares of the Fund are offered only to separate accounts of certain life insurance companies ("Participating Insurance Companies") to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by such life insurance companies. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response to those events or conflicts. Farm Bureau Life Insurance Company will purchase shares of the Fund to serve as the underlying investment for VLI policies and VA contracts. The VA contracts and VLI policies are described in the separate prospectuses for the contracts and policies issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VA contract holders and VLI policyowners are not "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders (the "Shareholders"), although such companies pass through voting rights to their VA contract holders and VLI policyowners. The interest of a contract holder or policyowner in the Fund is described in his or her VA contract or VLI policy and in the current prospectus for such contract or policy.


The Shareholders of the Portfolios are the separate accounts of Participating Insurance Companies. Under current law, owners of variable life insurance policies and variable annuity contracts which have invested in a Portfolio are not subject to federal income tax on Portfolio distribution or on gains realized upon the sale or redemption of Portfolio shares until they are withdrawn from the policies or contracts. For information concerning the federal tax consequences to the purchasers of the VLI policies and VA contracts, see the attached prospectus for such policy or contract.


For more information about the tax status of the Portfolios, see "Taxes" in the SAI.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

VALUE GROWTH, BLUE CHIP AND MANAGED PORTFOLIO DISTRIBUTIONS: Each Portfolio normally follows the practice of distributing substantially all net investment income and substantially all net short-term and long-term capital gains, if any, during the Fund's fiscal year.

HIGH GRADE BOND AND HIGH YIELD BOND PORTFOLIO DISTRIBUTIONS: On each day that a Portfolio's net asset value per share is calculated, that Portfolio's net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to Shareholders of record prior to the declaration. Any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually.

MONEY MARKET PORTFOLIO DISTRIBUTIONS: On each day that the net asset value per share of the Money Market Portfolio is determined, the Money Market Portfolio's net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to Shareholders of record prior to the declaration.

It is the Fund's intention to distribute substantially all its net investment income, if any, and any net realized capital gains of each Portfolio. All distributions are reinvested in additional shares of the respective Portfolio at net asset value.

TAXES

For federal income tax purposes, each Portfolio will be treated as a separate entity. Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code as amended ("Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies. Further, each Portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance policies and variable annuity contracts.

APPENDIX - FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that an investment in the Portfolio would have earned assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the SAI.


                                 [Tables to be Added]

BACK COVER

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS:

Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report to shareholders contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the fiscal year covered by the report.

STATEMENT OF ADDITIONAL INFORMATION:

The SAI, which contains additional information about the Fund, has been filed with SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. and copies of this information is available, upon paying a duplication fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

A free copy of the Fund's SAI and annual report may be obtained and further inquiries may be made by calling the Fund at 1-800-247-4170 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266.

                                EQUITRUST MUTUAL FUNDS

                                5400 University Avenue
                             West Des Moines, Iowa 50266
                                    (800) 247-4170

                       EQUITRUST VARIABLE INSURANCE SERIES FUND

                         STATEMENT OF ADDITIONAL INFORMATION

                                     May 1, 1999

     EquiTrust Variable Insurance Series Fund (the "Fund") is an open-end diversified management investment company which consists of six Portfolios: the Money Market Portfolio, High Grade Bond Portfolio, Managed Portfolio, High Yield Bond Portfolio, Value Growth Portfolio and Blue Chip Portfolio. Each Portfolio has distinct investment objectives and policies and each is in effect a separate fund issuing its own shares.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated May 1, 1999. The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Variable Insurance Series Fund for the fiscal year ended December 31, 1998 were filed with the Securities and Exchange Commission (the "Commission") on February 9, 1999 and are incorporated by reference.

     A copy of the Prospectus or Annual Report may be obtained without charge by calling the Participating Insurance Companies or by writing or calling the Fund at the address and telephone number shown above. Terms not defined herein shall have the meanings given them in the Prospectus.

                                  TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES . . . . . . . . . . . . . . . 1
     The Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
     Investment Objectives . . . . . . . . . . . . . . . . . . . . . . . . . 2
     Investment Strategies and Techniques. . . . . . . . . . . . . . . . . . 2
INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .12
     Fundamental Policies. . . . . . . . . . . . . . . . . . . . . . . . . .12
     Non-Fundamental (Operating) Policies. . . . . . . . . . . . . . . . . .14
OFFICERS AND TRUSTEES. . . . . . . . . . . . . . . . . . . . . . . . . . . .14
INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . .19
UNDERWRITING AND DISTRIBUTION EXPENSES . . . . . . . . . . . . . . . . . . .22
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS . . . . . . . . . . . . . .23
PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
PURCHASES AND REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . .25
     Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .25
     Redemption of Shares. . . . . . . . . . . . . . . . . . . . . . . . . .25
NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
     Money Market Portfolio. . . . . . . . . . . . . . . . . . . . . . . . .26
     Other Portfolios. . . . . . . . . . . . . . . . . . . . . . . . . . . .27
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .28
DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . .29
     Money Market Portfolio. . . . . . . . . . . . . . . . . . . . . . . . .29
     High Grade Bond and High Yield Bond Portfolios. . . . . . . . . . . . .30
     Other Portfolios. . . . . . . . . . . . . . . . . . . . . . . . . . . .30
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .30
     Performance Calculation . . . . . . . . . . . . . . . . . . . . . . . .31
ORGANIZATION OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . .34
SHAREHOLDER VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . .35
CONTROL PERSONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .36
OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .37
     Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .37
     Independent Auditors. . . . . . . . . . . . . . . . . . . . . . . . . .37
     Accounting Services . . . . . . . . . . . . . . . . . . . . . . . . . .37
     Dividend Disbursing and Transfer Agent. . . . . . . . . . . . . . . . .37
     Legal Matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . .37
     Registration Statement. . . . . . . . . . . . . . . . . . . . . . . . .38
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .38
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1
APPENDIX B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-1
APPENDIX C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . C-1

                    INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES

THE FUND

     EquiTrust Variable Insurance Series Fund (formerly known as FBL Variable Insurance Series Fund) (the "Fund") was established as a Massachusetts Business Trust under a Declaration of Trust dated November 3, 1986. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is a series-type investment company consisting of the Money Market Portfolio, High Grade Bond Portfolio, Managed Portfolio, High Yield Bond Portfolio, Blue Chip Portfolio and Value Growth Portfolio (individually, a "Portfolio"; collectively, the "Portfolios"). The Board of Trustees of the Fund (the "Board of Trustees") may provide for additional portfolios at any time.

     Other than shares sold to Farm Bureau Life Insurance Company to seed the Fund, shares of the Fund are offered only to separate accounts of certain life insurance companies ("Participating Insurance Companies") to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by such life insurance companies. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response to those events or conflicts.

     Farm Bureau Life Insurance Company will purchase shares of the Fund to serve as the underlying investment for VLI policies and VA contracts. The VA contracts and VLI policies are described in the separate prospectuses for the contracts and policies issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

     Individual VA contract holders and VLI policyowners are not "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders (the "Shareholders"), although such companies pass through voting rights to their VA contract holders and VLI policyowners. The interest of a contract holder or policyowner in the Fund is described in his or her VA contract or VLI policy and in the current prospectus for such contract or policy.

INVESTMENT OBJECTIVES

     The investment objective or objectives of each Portfolio is set forth below.


Money Market Portfolio        Seeks maximum current income consistent with
                              liquidity and stability of principal.


High Grade Bond Portfolio     Seeks to generate as high a level of current
                              income as is consistent with investment in a diversified portfolio of high grade income bearing debt securities.

Managed Portfolio             Seeks the highest total return through income and
                              capital appreciation.

High Yield Bond Portfolio     Seeks as high a level of current income as is
                              consistent with investment in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Value Growth Portfolio        Seeks long-term capital appreciation.

Blue Chip Portfolio           Seeks growth of capital and income.


INVESTMENT STRATEGIES AND TECHNIQUES

     A description of certain investment strategies and techniques applicable to some or all of the Portfolios is set forth in the Prospectus under the headings "Principal Risk Factors" and "Higher Risk Securities and Investment Strategies." A description of the money market instruments in which the Money Market Portfolio may invest is contained in Appendix A to this SAI. A description of the corporate bond and commercial paper ratings of Moody's Investors Services, Inc. ("Moody's") and Standard Poor's Corporation ("S&P") is contained in Appendix C to this SAI.

     The following is intended to augment the explanation in the Prospectus of certain strategies and techniques that are applicable to one or more of the Portfolios.

LOANS OF PORTFOLIO SECURITIES

     Each Portfolio may from time to time lend securities (but not in excess of 20% of its assets) from its portfolio to brokers, dealers and financial institutions, provided that: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (ii) the Portfolio may at any time call the loan and regain the securities loaned; and
(iii) the investment adviser (under the
review of the Board of Trustees) has reviewed the creditworthiness of the borrower and found such creditworthiness satisfactory. The collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio.

     The Portfolio will retain all rights of beneficial ownership in the loaned securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. The Portfolio may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Fund in connection with the arranging of such loans. Unless certain requirements contained in the Internal Revenue Code of 1986, as amended (the "Code") are satisfied, the dividends, interest and other distributions received by the Portfolio on loaned securities may not be treated, for tax purposes, as qualified income for the purposes of the 90% test discussed under "Taxes." Each Portfolio intends to loan portfolio securities only to the extent that such activity does not jeopardize such Portfolio's qualification as a regulated investment company under Subchapter M of the Code.

WRITING COVERED CALL OPTIONS

     Each Portfolio (other than the Money Market Portfolio) may write (sell) covered call options on portfolio securities representing up to 100% of its net assets in an attempt to enhance investment performance or to reduce risks associated with investments. A call option is a short-term contract, ordinarily having a duration of nine months or less, which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option period. One way for an option to be "covered" is for the writer to own the optioned security.

     A Portfolio may write covered call options on debt securities that are traded over-the-counter. When a Portfolio writes an over-the-counter option, there is no assurance that the Portfolio will be able to enter into a closing purchase transaction. It may not always be possible for the Portfolio to negotiate a closing purchase transaction with the same dealer for the same exercise price and expiration date as the option which the Portfolio previously had written. Although the Portfolio may choose to purchase an option from a different dealer, the Portfolio would then be subject to the additional credit risk of such dealer. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or until it delivers the underlying security upon exercise.

     A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will forgo the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer and, that in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. Covered call options and the securities underlying options will be listed on national securities exchanges, except that certain transactions in debt securities and related options need not be so listed.

     A Portfolio may write options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the counter-options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Commission changes its position, the Portfolios will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by a Portfolio in options on securities is subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write may be affected by options written or purchased by other investment advisory clients of the investment adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     From time to time, in the ordinary course of business, any of the Portfolios may purchase newly-issued securities appropriate for the Portfolio on a "when-issued" basis and may purchase or sell securities appropriate for the Portfolio on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if deemed advisable.

     At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect.

     The market value of the when-issued or delayed delivery securities at any time may be more or less than the purchase price to be paid or the sale price to be received at the settlement date. To the extent that a Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring or selling Portfolio securities consistent with the Portfolio's investment objectives and policies and not for the purpose of investment leverage or to speculate on interest rate changes. The investment adviser does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued or delayed delivery basis or the sale of securities on a delayed delivery basis.

     Each Portfolio will establish a segregated account with the Fund's custodian bank in which it will maintain cash or U.S. Government securities or other high-grade debt obligations at least equal in value to commitments to purchase securities on a when-issued or delayed delivery basis; subject to this requirement, a Portfolio may purchase securities on a when-issued or delayed delivery basis without limit. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the investment advisers intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. In the case of a commitment to sell portfolio securities on a delayed delivery basis, each Portfolio will instruct the custodian to hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

GINNIE MAE CERTIFICATES

     The Managed Portfolio, High Grade Bond Portfolio and High Yield Bond Portfolio each may invest in debt securities ("Ginnie Maes") of the Government National Mortgage Association ("GNMA"), a government corporation within the U.S. Department of Housing and Urban Development. Ginnie Mae certificates are securities representing part ownership in a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, either are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers.

     The Ginnie Maes in which these Portfolios may invest are of the "modified pass-through" type, which means that GNMA guarantees the timely payment of principal and interest installments (whether or not the amounts are collected by the issuer of the Ginnie Maes). The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these Ginnie Maes, and an assistant attorney general of the United States has rendered an opinion that this guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Under the other general type of Ginnie Maes, referred to as "straight pass-through" Ginnie Maes, the payment of principal and interest on a timely basis is not guaranteed.

     The average life of Ginnie Maes varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Due to GNMA's guarantee of Ginnie Maes, foreclosures impose no risk to the principal invested.

     The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of Ginnie Maes is approximately 12 years. For this reason, it is standard practice to treat Ginnie Maes as 30-year mortgage-backed securities that prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

     The coupon rate of interest on Ginnie Maes is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 1/2 of 1%.

     Yields on pass-through securities typically are quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average-life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur when interest rates have fallen. Reinvestment of prepayments at such times will be at lower rates, which would lower the return to the Portfolios. The actual yield of each Ginnie Mae is influenced by the prepayment experience of the mortgage pool underlying the certificates and may differ from the yield based on the assumed average life. Interest on Ginnie Maes is paid monthly rather than semi-annually as for traditional bonds.

REPURCHASE AGREEMENTS

     Each Portfolio may enter into repurchase agreements as a means of earning income for periods as short as overnight. A repurchase agreement is an agreement under which the Portfolio purchases a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price, thereby determining the yield during the Portfolio's holding period.

That yield is determined by current short-term rates and may be more or less than the interest rate on the underlying security. The value of the underlying securities is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. The Portfolios also may enter into a special type of repurchase agreement known as an "open repurchase agreement." An open repurchase agreement varies from the typical repurchase agreement in the following respects: (i) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (ii) the repurchase price is not determined at the time the agreement is entered into, but instead is based on a variable interest rate and the duration of the agreement.

     The Portfolios may enter into repurchase agreements only with banks or securities dealers and the underlying securities will consist of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. If a seller of a repurchase agreement were to default, the Portfolio might experience losses, including delays and expenses in enforcing its rights. To minimize this risk, the investment adviser (under the review of the Board of Trustees) will review the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a Portfolio may enter into the repurchase agreement.

     A Portfolio may invest no more than 10% of its assets in repurchase agreements maturing in more than seven days, and no more than 25% of its assets in repurchase agreements in which the underlying securities have maturities in excess of one year, although there is no limit on the percentage of each Portfolio's assets which may be invested in repurchase agreements which mature in less than seven days and which have underlying securities with maturities of less than one year. Open repurchase agreements are considered to mature in one day.

REVERSE REPURCHASE AGREEMENTS

     Each Portfolio may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon price that reflects a rate of interest paid for the use of the funds for the period. Such transactions are advantageous only if the Portfolios have the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolios may be unable to realize a rate of return on from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, the Portfolios only enter into such agreements when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Portfolio's investments. The Fund's custodian maintains, in a segregated account, liquid securities of each Portfolio that have a value equal to or greater than the respective Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 30% of a Portfolio's total assets.

OTHER INVESTMENT COMPANIES

     All of the Portfolios reserve the right to invest up to 10% of their total assets, calculated at the time of purchase, in securities issued by other investment companies, including business development companies and small business investment companies. No Portfolio may invest more than 5% of its total assets in the securities of any one investment company or in more than 3% of the voting securities of any other investment company.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

     No Portfolio may invest more than 15% of its net assets (10% for the Money Market and Blue Chip Portfolios) in illiquid investments. Illiquid investments are ones that a Portfolio cannot sell within seven days at approximately the price at which it values the investment. Illiquid investments include most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain mortgage-backed securities, certain over-the-counter options contracts (and segregated assets used to cover such options), and many restricted securities. Restricted securities are ones that have a contractual restriction on resale or otherwise cannot be resold publicly until registered under the Securities Act of 1933 (the "1933 Act").

     Each of the Portfolios may invest in restricted securities. If restricted securities are illiquid, they are subject to the liquidity limitations described above. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and that are determined to be liquid by the Trust's board of trustees or by the Adviser pursuant to board approved procedures. Such procedures take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional purchasers become for a time uninterested in purchasing certain restricted securities, a Portfolio's holding of such securities may become illiquid. Even when determined to be liquid, restricted securities are less liquid than they would be if they were not restricted. Therefore the purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which they would trade if they were not restricted.

EURO CONVERSION

On January 1, 1999, eleven participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the EURO as their official currency. On January 1, 1999, governments of these countries began issuing new debt and redenominating existing debt in EUROS, although corporations may choose to issue securities in either EUROS or in the national currency of a participating country. Also, on January 1, the new European Central Bank (the "ECB") assumed responsibility for monetary policy in participating countries. Currency conversion is occurring through a "triangulation" process whereby an amount denominated in one national currency is converted to EUROS, which then is converted to the second national currency. For investors, such as several of the Portfolios, in securities of issuers located or doing substantial business in the participating countries, the EURO conversion presents unique risks arising from various uncertainties, including: (1) the readiness of EURO payment, clearing, and other operating systems, (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the EURO, (3) exchange rate fluctuations between the EURO and other currencies during the transition period of January 1, 1999 through December 31, 20001 and beyond, (4) potential U.S. tax issues with respect to securities held by the Portfolios, and (5) the ECB's ability to manage monetary policy for the participating countries. Three other European Community countries (Denmark, Greece and the United Kingdom) may convert to the EURO at a later date. These and other uncertainties may adversely affect the general economy and/or financial systems in Europe as well as the fortunes of individual issuers located or doing business there.

INVESTMENTS IN CAPITAL SECURITIES

     Each Portfolio (other than the Blue Chip and Money Market Portfolios) may invest in capital (trust-preferred) securities. These securities are issued by trusts or other special purpose entities created for the purpose of investing in junior subordinated debentures. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which provide preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt. The issuers of these securities may defer interest payments for a number of years (up to five years), although interest continues to accrue cumulatively. In addition, the trust may be terminated and the debentures distributed in liquidation. Because of the structure of these securities, they have the characteristics, and involve the associated risks, of both fixed income and preferred equity securities. At the present time, the Internal Revenue Service treats capital securities as debt. Proposed tax legislation may cause this tax treatment to be modified in the future. In the event that the tax treatment of interest payments of these types of securities is modified, the Portfolio will reconsider the appropriateness of continued investment in these securities. For purposes of percentage limitations applicable to the Portfolio, these securities will be treated as debt securities.

LOWER RATED DEBT SECURITIES

The High Yield Bond Portfolio invests a substantial portion of its assets in income bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities.
Such high yielding income bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as "junk bonds." These lower rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk higher rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower rated securities adversely affects a Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it were required to seek recovery upon a default in the payment of principal or interest on its income bearing securities. Although some risk is inherent in all securities, holders of income bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding lower rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with Investment Grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower rated income bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower rated high yielding security because of a call or buy-back feature, the deterioration of the issuer's creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have tax implications.

A Portfolio may have difficulty disposing of certain lower rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower rated securities, there is no established retail secondary market for many of these securities, and the Fund anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on market value of such securities and a Portfolio's ability to dispose of them when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower rated securities during an initial offering. Such securities involve special risks because they are new issues.

From time to time, there have been proposals for legislation designed to limit the use of certain high yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing and could negatively affect the value of specific high yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

Zero coupon securities and pay-in-kind bonds involve additional special obligations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or to a specified cash payment date when the securities begin paying current interest (the "cash payment date"), and therefore are issued and traded at a discount from their face amount or par value. The discount varies depending upon the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, absent financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than those of securities that pay interest periodically, and they are more likely to respond to changes in interest rates than non-zero coupon securities having similar maturities and credit quality. The credit risk factors pertaining to lower-rated securities generally also apply to lower-rated zero coupon bonds and pay-in-kind bonds. Such zero coupon, pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.

Current federal income tax law requires the holder of zero coupon securities or of certain pay-in-kind bonds (bonds that pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a registered investment company and avoid liability for federal income and excise taxes, a Portfolio will be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TEMPORARY DEFENSIVE POSITIONS

     Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type which the Money Market Portfolio invests.

                               INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

     In seeking to achieve its investment objective(s), each Portfolio has adopted the following investment restrictions. These are fundamental policies and may not be changed without a majority vote of the outstanding shares of each Portfolio affected. As used in this Statement of Additional Information and in the Prospectus, the phrase "majority vote" of a Portfolio (or the Fund) means the vote of the lesser of (i) 67% of the shares of the Portfolio (Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio (Fund). A change in policy affecting only one Portfolio may be effected by a majority vote of the outstanding shares of such Portfolio.

     Except as noted below, each Portfolio may not:

     1. As to 75% of the value of each Portfolio's total assets (with the exception of the Money Market Portfolio which is subject to 100% of the value of its total assets), purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of the value of the Portfolio's assets (taken at the time of investment) would be invested in securities of that issuer.

     2. Purchase more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

     3. Purchase any security, if, immediately after such purchase, more than 25% of the Portfolio's total net assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or to instruments secured by these instruments, such as repurchase agreements for U.S. Government securities (these instruments are described in Appendix A to the Prospectus).

     4. Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers' commissions and only if immediately thereafter not more than 5% of such Portfolio's total net assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

     5. Purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

     6. Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

     7. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or any officers or directors of the Fund's investment adviser own individually more than .50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     8. Issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to (9) below.

     9. Borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total assets, or pledge or mortgage more than 15% of its total assets.

     10. Underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the Securities Act of 1933 before resale.

     11. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund's investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

     12. Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

     13. Lend money or securities, except as provided in (14) below (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio's investment objectives and policies, shall not be considered the making of a loan).

     14. Lend its portfolio securities in excess of 20% of its net assets or in a manner inconsistent with the guidelines set forth under "Investment Objectives, Policies and Techniques" in this Statement of Additional Information.

     15. Invest in foreign securities, except as follows: the Value Growth and Managed Portfolios may invest up to 25% of its net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars, and the High Grade Bond and High Yield Bond Portfolios may each invest up to 25% of its net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

     16. Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

NON-FUNDAMENTAL (OPERATING) POLICIES

     The following are non-fundamental (operating) policies approved by the Board of Trustees. Such policies may be changed by the Board of Trustees without approval of the Shareholders. These non-fundamental policies are applicable to each of the Portfolios.

     1. Each Portfolio will not invest more than 15% of its total net assets in "illiquid" securities (except 10% for the Money Market and Blue Chip Portfolios).

     2. Each Portfolio intends to meet either the diversification standards set by Section 817(h)(2) of the Internal Revenue Code or the diversification requirements prescribed by regulations promulgated under Section 817(h).

     3. Each Portfolio intends to comply in all material respects with insurance laws and regulations applicable to investments of separate accounts of Participating Insurance Companies.

     If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                                OFFICERS AND TRUSTEES

     The Board of Trustees is responsible for the overall supervision of the operations of the Fund and performs the various duties imposed on the Trustees of investment companies by the Investment Company Act. The Board of Trustees elects officers of the Fund annually. The officers and trustees of the Fund and their principal occupations for the past five years are set forth below. Corporate positions may, in some instances, have changed during this period.
The four Trustees listed with an asterisk are "interested persons" as defined in the Investment Company Act.

EDWARD M. WIEDERSTEIN*, PRESIDENT AND TRUSTEE (51)

5400 University Avenue
West Des Moines, Iowa 50266

     Farmer; Chairman and Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation, Farm Bureau Life Insurance Company, FBL Insurance Brokerage, Inc., Farm Bureau Mutual Insurance Company and other affiliates of the foregoing; Director, Multi-Pig Corporation, Western Agricultural Insurance Company, Western Ag Insurance Agency, Inc., Western Farm Bureau Life Insurance Company, American Ag Insurance Company, and WellMark Blue Cross/Blue Shield of Iowa.

RICHARD D. HARRIS*, SENIOR VICE PRESIDENT, SECRETARY-TREASURER AND TRUSTEE (55)

5400 University Avenue
West Des Moines, Iowa 50266

     Senior Vice President, Secretary-Treasurer and Director, FBL Financial Group, Inc.; Senior Vice President and Secretary-Treasurer, Farm Bureau Life Insurance Company and other affiliates of the foregoing. He holds other positions with various affiliates of the foregoing. Former Director, Public Policy Division, Iowa Farm Bureau Federation; Director, Iowa FFA Foundation and Iowa Make-A-Wish Foundation.

STEPHEN M. MORAIN*, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND ASSISTANT SECRETARY (53)

5400 University Avenue
West Des Moines, Iowa 50266

     General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President, General Counsel and Director, FBL Financial Group, Inc., EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC; Senior Vice President and General Counsel, Farm Bureau Life Insurance Company, FBL Insurance Brokerage, Inc. and other affiliates of the foregoing; Director, Iowa Agricultural Finance Corporation and Iowa Business Development Finance Corporation; Chairman, Edge Technologies, Inc.

THOMAS R. GIBSON, CHIEF EXECUTIVE OFFICER (54)

5400 University Avenue
West Des Moines, Iowa 50266

     Chief Executive Officer and Director, FBL Financial Group, Inc., EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC; Chief Executive Officer, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company, FBL Insurance Brokerage, Inc. and other affiliates of the foregoing.

TIMOTHY J. HOFFMAN, VICE PRESIDENT (48)

5400 University Avenue
West Des Monies, Iowa 50266

     Chief Property/Casualty Officer, FBL Financial Group, Inc.; Executive Vice President and General Manager, Farm Bureau Mutual Insurance Company and other affiliates of the foregoing; Vice President, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President and Director, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.

WILLIAM J. ODDY, CHIEF OPERATING OFFICER (55)

5400 University Avenue
West Des Moines, Iowa 50266

     Chief Operating Officer, FBL Financial Group, Inc.; Executive Vice President and General Manager, Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, Farm Bureau Mutual Insurance Company and other affiliates of the foregoing; President, Treasurer and Director, Communications Providers, Inc.; Chief Operating Officer and Director, EquiTrust Marketing Services, LLC; President and Director, EquiTrust Investment Management Services, Inc., FBL Real Estate Ventures, Ltd. and RIK, Inc.; Chief Executive Officer, Western Computer Services, Inc.

JAMES W. NOYCE, CHIEF FINANCIAL OFFICER (43)

5400 University Avenue
West Des Moines, Iowa 50266

     Chief Financial Officer, FBL Financial Group, Inc., Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing. Chief Financial Officer, Treasurer and Director, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC. He holds other positions with various affiliates of the foregoing.

LOU ANN SANDBURG, VICE PRESIDENT-INVESTMENTS AND ASSISTANT TREASURER (51)

5400 University Avenue
West Des Moines, Iowa 50266

     Vice President-Investments and Assistant Treasurer, FBL Financial Group, Inc., Farm Bureau Life Insurance Company, Western Farm Bureau Life Insurance Company and other affiliates of the foregoing. Vice President-Investments, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC. She holds other positions with various affiliates of the foregoing.

DENNIS M. MARKER, INVESTMENT VICE PRESIDENT, ADMINISTRATION AND ASSISTANT SECRETARY (47)

5400 University Avenue
West Des Moines, Iowa 50266

     Investment Vice President, Administration, FBL Financial Group, Inc. and Farm Bureau Life Insurance Company; Investment Vice
     President-Administration, Secretary and Director, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC. He holds other positions with various affiliates of the foregoing.

SUE A. CORNICK, MARKET CONDUCT AND MUTUAL FUNDS VICE PRESIDENT AND ASSISTANT SECRETARY (38)

5400 University Avenue
West Des Moines, Iowa 50266

     Market Conduct and Mutual Funds Vice President and Assistant Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.

KRISTI ROJOHN, ASSISTANT SECRETARY (36)

5400 University Avenue
West Des Moines, Iowa 50266

     Assistant Mutual Funds Manager and Assistant Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.

ELAINE A. FOLLOWWILL, ASSISTANT SECRETARY (28)

5400 University Avenue
West Des Moines, Iowa 50266

     Compliance Assistant and Assistant Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.

DONALD G. BARTLING, TRUSTEE (71)

Box 104
Herman, Nebraska 68029

     Farmer; Partner, Bartling Brothers Partnership (farming business).

JOHN R. GRAHAM*, TRUSTEE (53)

1512 Country Club Place
Manhattan, Kansas 66502

     Executive Vice President, Kansas Farm Bureau, Kansas Farm Bureau Services, Kansas Agricultural Marketing Association, FB Services Insurance Agency, Kansas Farm Bureau Life Insurance Company, Farm Bureau Mutual Insurance Company, Inc., and KFB Insurance Company, Inc.; Chairman, Chief Executive Officer and Director, FB Capital Management, Inc. of Kansas and Graham Capital Management, Inc.; Director, National Association of Independent Insurers, Didde Corporation and Farm Bureau Mutual Insurance Agency of Kansas; Partner, Arthur-Graham Rental Properties, CM Brass and G&H Real Estate Investments; Trustee, Master Teacher Employee Benefit Pension Trust.

ERWIN H. JOHNSON, TRUSTEE (56)

1841 March Avenue
Charles City, Iowa 50616

     Farmer; Owner and Manager, Center View Farms, Co.; Director, First Security Bank and Trust Co., Charles City, Iowa; Farm Financial Planner, Iowa State University Cooperative Extension Service; Financial and Farm Management Consultant; Iowa State University Overseas Projects.

KENNETH KAY, TRUSTEE (55)

R.R. 2, Box 75
Atlantic, Iowa 50022

     Farmer; Salesman, Pioneer Seed Corn; Voting Delegate, Vice President and former President, Cass County Farm Bureau; Director, First Whitney Bank & Trust; Board Member, Transportation Committee Chairman, Cass Atlantic Development Corporation.

CURTIS C. PIETZ, TRUSTEE (67)

R.R. 3 Box 79
Lakefield, Minnesota 65150

     Retired Farmer; Investor and Co-Owner, Storden Seed and Chemical Service, Inc.; Director, Minnesota Rural Finance Authority and Minnesota Farm Bureau Federation; previous Farm Bureau leadership; active in Farm Management.

     The officers and trustees of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc. Several of the officers and trustees also are officers and directors of the Adviser. The Fund pays no direct remuneration to any officer of the Fund. Each of the trustees not affiliated with the Adviser will be compensated by the Fund. Each of these unaffiliated trustees will receive a fee of $115 plus expenses for each trustees' meeting attended. For the fiscal year ended December 31, 1998, the Fund paid trustees' fees totaling $[______].

                          TABLE OF TRUSTEE COMPENSATION

                    AGGREGATE     PENSION AND RETIREMENT    TOTAL COMPENSATION
                  COMPENSATION   BENEFITS ACCRUED AS PART   FROM ALL FUNDS IN
 NAME OF TRUSTEE  FROM THE FUND      OF FUND EXPENSES      THE EQUITRUST FAMILY
 ---------------  -------------      ----------------      --------------------
 Mr. Bartling       $[_____]                $0                   $[_____]
 Mr. Graham             0                    0                       0
 Mr. Johnson         [_____]                 0                    [_____]
 Mr. Kay             [_____]                 0                    [_____]
 Mr. Pietz           [_____]                 0                    [_____]
 Mr. Wiederstein        0                    0                       0
 Mr. Harris             0                    0                       0

     Trustees and officers of the Fund do not receive any benefits from the Fund upon retirement nor does the Fund accrue any expenses for pension or retirement benefits.

COMMITTEES OF BOARD OF TRUSTEES

The Board of Trustees has established an Audit Committee. The Audit Committee of the Fund recommends the selection of independent auditors for the Fund, reviews with such independent public accountants the planning, scope and results of their audit of the Fund's financial statements and the fees for service performed, reviews the financial statements of the Fund and receives audit reports. The Audit Committee consists of four members, including Messrs. Bartling, Johnson, Kay and Pietz. The Audit Committee met two times in 1998.

                                  INVESTMENT ADVISER

     The following information supplements the information set forth in the Prospectus under the heading "Portfolio Management." Pursuant to an Investment Advisory and Management Services Agreement dated April 6, 1987 ("Agreement"), EquiTrust Investment Management Services, Inc. ("Adviser") acts as the Fund's investment adviser and manager, subject to the review of the Board of Trustees. The Adviser is a wholly-owned subsidiary of FBL Financial Services, Inc., which is a wholly-owned subsidiary of FBL Financial Group, Inc., an Iowa corporation, 54% of whose outstanding voting stock is owned by Iowa Farm Bureau Federation, an Iowa not-for-profit corporation. The Adviser also acts as the investment adviser to individuals, institutions and two other mutual funds: EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

     The Adviser subscribes to leading bond information services and receives published reports and statistical compilations from the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Fund or the Adviser's other clients. The Adviser regards this information and material, however, as an adjunct to its own research activities.

     Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision, and furnishes an investment program consistent with the investment objective(s) and policies of each Portfolio, determining, for each Portfolio, what securities shall be purchased and sold and what portion of the Portfolio's assets shall be held uninvested, subject always to: (i) the provisions of the Declaration of Trust, the Fund's by-laws, the Investment Company Act and applicable requirements of the Code; (ii) the Portfolio's investment objective(s), policies and restrictions; and (iii) such policies and instructions as the Board of Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Trustees (and any committees thereof) regarding the conduct of the business of the Fund. The Adviser has agreed to arrange for any of its officers or directors to serve without salary as trustees, officers or agents of the Fund if duly elected to such positions.

     The Adviser, at its expense, furnishes the Fund with office space and facilities, simple business equipment, advisory, research and statistical facilities and clerical services and personnel to administer the business affairs of the Fund. As compensation for the Adviser's investment advisory, management and clerical services, as well as the facilities it provides and the expenses it assumes, the Agreement provides for the payment of a monthly fee as described below.

     As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows:

 PORTFOLIO                                          AVERAGE DAILY NET ASSETS
 ---------                                          ------------------------
                                                   FIRST      SECOND     OVER
                                                   $200        $200      $400
                                                  MILLION    MILLION    MILLION
                                                  -------    -------    -------
 MONEY MARKET                                      0.25%       0.25%     0.25%
 HIGH GRADE BOND                                   0.30%       0.275%    0.25%
 MANAGED                                           0.45%       0.45%     0.40%
 HIGH YIELD BOND                                   0.45%       0.45%     0.40%
 VALUE GROWTH                                      0.45%       0.45%     0.40%
 BLUE CHIP                                         0.20%       0.20%     0.20%


     The Adviser is not required to pay expenses of the Fund other than those set forth above. Each Portfolio will pay all other expenses incurred in its operation, including a portion of the Fund's general administrative expenses, allocated on the basis of the Portfolio's net assets. Expenses that will be borne directly by the Portfolios include, but are not limited to, the following: net asset value calculations; portfolio transaction costs; interest on Fund obligations; miscellaneous reports; membership dues; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing proxy statements, reports and notices to shareholders; all expenses of registering the Fund's shares under federal and state securities laws; the typesetting costs of printing Fund prospectuses and supplements thereto; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; the fees and expenses of independent public auditors, legal counsel, custodian, transfer and dividend disbursing agent and any registrar; fees of trustees who are not affiliated with the Adviser; insurance premiums for fidelity bond and other coverage of the Fund's operations; and such non-recurring expenses as may arise including actions, suits or proceedings affecting the Fund and the legal obligation the Fund may have to indemnify its officers and trustees with respect thereto. See "Underwriting and Distribution Expenses" and "Other Information - Accounting Services" for a description of certain other Fund expenses.

     The Agreement was approved on March 13, 1987, by the Board of Trustees, and on August 21, 1990, by Farm Bureau Life Insurance Company, pursuant to voting instructions of policyowners, as sole Shareholder of the Value Growth Portfolio, High Grade Bond Portfolio, High Yield Bond Portfolio, Managed Portfolio and the Money Market Portfolio. An amendment to the Agreement extending the Agreement to the Blue Chip Portfolio was approved by the Board of Trustees on August 21, 1990, reapproved on August 15, 1991 and approved by Shareholders of that Portfolio on November 13, 1991 pursuant to instructions from variable life insurance policyowners indirectly invested in the Portfolio.

     The Agreement will continue in effect, with respect to a Portfolio, from year to year so long as its continuation is approved at least annually by (a) the vote of a majority of those Trustees who are not parties to the Agreement or "interested persons" of either party to the Agreement cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the Trustees or (ii) the vote of a majority of the outstanding shares of such Portfolio.

     The Agreement will be deemed to have been approved or disapproved by the Shareholders of a Portfolio if a majority of the outstanding shares of such Portfolio vote for or against approval of the Agreement, notwithstanding (a) that the Agreement has not been approved or disapproved by a majority of the outstanding shares of any other Portfolio, and (b) that the Agreement has not been approved or disapproved by a vote of a majority of the outstanding shares of the Fund. The Agreement may be terminated without penalty at any time upon 60 days' notice by either party, and will terminate automatically upon assignment.

     The Agreement provides that the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

     Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other Fund relationships.

     For the fiscal years ended December 31, 1998, 1997, and 1996, the advisory and management fee expense was as follows:

--------------------------------------------------------------------------------
      NAME OF PORTFOLIO           1998             1997              1996
--------------------------------------------------------------------------------
 Money Market Portfolio         $[_____]          $10,533            $9,579
--------------------------------------------------------------------------------
 High Grade Bond Portfolio      $[_____]          $12,594            $9,973
--------------------------------------------------------------------------------
 Managed Portfolio              $[_____]         $168,689          $109,830
--------------------------------------------------------------------------------
 High Yield Bond Portfolio      $[_____]          $32,916           $26,585
--------------------------------------------------------------------------------
 Value Growth Portfolio         $[_____]         $168,315          $104,228
--------------------------------------------------------------------------------
 Blue Chip Portfolio            $[_____]          $47,121           $20,647
--------------------------------------------------------------------------------

     The Adviser has also agreed to reimburse any Portfolio of the Fund to the extent that the annual operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of the average daily net assets of that Portfolio for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. This reimbursement agreement will remain in effect for as long as the Agreement remains in effect and cannot be changed without a shareholder vote. In addition, the Adviser has agreed to reimburse any Portfolio to the extent that annual operating expenses, including the investment advisory fee, exceed .65%. There can be no assurance that the Adviser will continue to time limit expenses beyond December 31, 1999. The agreement to reimburse any Portfolio to the extent any operating expenses exceed .65% also applied to the period May 1, 1997 through December 31, 1997. For the period January 1, 1997 through April 30, 1997 and for the fiscal year ended 1996 expenses were limited to .55%.

                        UNDERWRITING AND DISTRIBUTION EXPENSES

     Pursuant to an Underwriting Agreement ("Underwriting Agreement"), the Adviser also serves, without compensation from the Fund, as the principal underwriter and sole distributor of the Fund's shares. Under the terms of the Underwriting Agreement, the Adviser is not obligated to sell any specific number of shares. The Agreement was approved on August 12, 1987, by the Board of Trustees, including a vote of a majority of the trustees who are not "interested persons" of either party to the Underwriting Agreement. Unless terminated earlier as described below, the Underwriting Agreement will continue in effect from year to year so long as its continuance is approved annually by (a) the vote of a majority of the trustees who are not parties to the Underwriting Agreement or "interested persons" of either party to the Underwriting Agreement cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the Trustees or (ii) the vote of a majority of the outstanding shares of the Fund. The Underwriting Agreement may be terminated without penalty at any time upon six months' notice by either party, and will terminate automatically upon assignment. The Adviser has authority, pursuant to the Underwriting Agreement, to enter into similar contracts with other investment companies.

     Pursuant to the Underwriting Agreement, the Fund is responsible for the payment of all fees and expenses of registering its shares under federal and state securities laws. The Fund will also pay the fees and expenses incurred in connection with: (i) the preparation, printing and mailing of annual prospectuses to existing Shareholders; (ii) the preparation, printing and mailing of any notice, proxy statement, report, supplemental prospectus or other communications to Shareholders; and (iii) the printing and mailing of confirmations of purchases of shares. The Fund will also pay for certain other items, including, but not limited to, the following: any issue or initial transfer taxes; the wiring of funds for share purchases and redemptions (unless paid by the Shareholder who initiates the transaction); and the printing and postage of business reply envelopes. The above-described expenses will be allocated among the Portfolios on the basis of their respective net assets.

     The Adviser is obligated to pay for the printing (but not the typesetting) and distribution of prospectuses and statements of additional information to prospective VA contract and VLI policyholders, and the preparation, printing and distribution of any reports or other literature or advertising in connection with the offering of the shares. The Adviser pays all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. The Adviser also pays for any activity which is primarily intended to result in the sale of shares of the Fund.

     The Adviser intends to enter into agreements with Participating Insurance Companies pursuant to which the Participating Insurance Companies will assume the Adviser's obligation to pay for the printing and distribution of prospectuses of the Fund in connection with the Participating Insurance Companies' sale of VA contracts and VLI policies. The Adviser continuously offers shares of each Portfolio of the Fund to the separate accounts of Participating Insurance Companies. Such shares are sold at their respective net asset values and involve no sales charge.

     The Adviser also acts as principal underwriter and sole distributor of the shares of EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc.

                   PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     With respect to transactions in portfolio securities, whether through a broker as agent or with a dealer as principal, the Adviser endeavors to obtain for the Fund the most favorable prices and efficient execution of orders. Subject to this primary consideration, the Adviser may place a Portfolio's transactions with firms that furnish research, statistical and other services. In particular, the Adviser may direct brokerage transactions to a specific broker in return for certain data and research-oriented software. Certain affiliates of the Adviser also place portfolio transactions with these brokerage firms, and such affiliates share the benefits of the research and other services obtained from these brokers. The Adviser regards information which is customarily available only in return for brokerage as among the many elements to be considered in arriving at investment decisions. No specific value can be determined for most such information and services and they are deemed supplemental to the Adviser's own efforts in the performance of its duties under the Investment Advisory and Management Services Agreement. Any research benefits derived are available for all clients.

     Brokerage research services, as provided in Section 28(e) of the Securities Exchange Act of 1934, include: advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends; portfolio strategy and performance of accounts; and the execution of securities transactions and performance of functions incidental thereto (such as clearance and settlement).

     If, in the judgment of the Adviser, the Fund or any Portfolio will be benefited by such supplemental research services, the Adviser is authorized to pay greater spreads or commissions than another broker or dealer may charge for the same transaction. Accordingly, while the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available in every case. Information received from brokerage research will be in addition to and not in lieu of the services required to be performed by the Adviser under the Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Neither the Adviser nor any of its affiliates will receive any brokerage business arising out of portfolio transactions for the Fund. The Fund and each Portfolio paid brokerage commissions during the fiscal years ended December 31, 1998, 1997 and 1996 as follows:

--------------------------------------------------------------------------------
                                     1998            1997              1996
--------------------------------------------------------------------------------
 The Fund                          $[_____]        $156,687          $74,514
--------------------------------------------------------------------------------
 Money Market Portfolio             [_____]           -0-              -0-
--------------------------------------------------------------------------------
 High Grade Bond Portfolio          [_____]           -0-              -0-
--------------------------------------------------------------------------------
 Managed Portfolio                  [_____]         $35,480          $72,610
--------------------------------------------------------------------------------
 High Yield Bond Portfolio          [_____]           -0-              -0-
--------------------------------------------------------------------------------
 Value Growth Portfolio             [_____]        $109,507          $42,359
--------------------------------------------------------------------------------
 Blue Chip Portfolio                [_____]         $11,700           $9,545
--------------------------------------------------------------------------------

     The Portfolios may deal in some instances in securities which are not listed on a national securities exchange but rather are traded in the over-the-counter market. The Portfolios may also purchase listed securities through the "third market." Where transactions are executed in the over-the-counter or "third market," the Adviser will seek to deal with primary market makers but, when necessary, will utilize the services of brokers. In all such cases, the Adviser will attempt to negotiate the best price and execution. Money market instruments generally are traded directly with the issuer. On occasion, other securities may be purchased directly from the issuer. The cost of a Portfolio's securities transactions will consist primarily of brokerage commissions or dealer or underwriter spreads.

     Certain investments may be appropriate for certain of the Portfolios and the Adviser's other clients. Investment decisions for the Portfolios and the such other clients are made with a view to achieving their respective investment objectives and after consideration of factors such as their current respective holdings, availability of cash for investment and the size of their respective investments in general. Frequently, a particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more Portfolios or other clients on the same day. In such event, such transactions will be allocated among the Portfolios or other clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. It is the opinion of the Board of Trustees that the benefits available, because of the Adviser's organization, outweigh any disadvantages that may arise from exposure to simultaneous transactions. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Adviser in the interest of the most favorable net results to the Portfolio.

                                  PORTFOLIO TURNOVER

     The portfolio turnover rates for the Portfolios are set forth under "Financial Highlights" in the Prospectus. Portfolio turnover is calculated by dividing the lesser of purchases or sales of a Portfolio's securities during a fiscal year by the average monthly value of the Portfolio's securities during such fiscal year. In determining the portfolio turnover rate, all securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded. Thus, the portfolio turnover rate measures only that portion of the Portfolio that is considered to be long-term. Portfolio turnover rates may be affected by factors such as purchase and redemption requirements and market volatility and may vary greatly from time to time. Frequency of portfolio turnover will not be a limiting factor if the investment adviser deems it desirable to purchase or sell securities. Increased portfolio turnover may result in greater brokerage commissions and consequent expense to the Portfolio. If any Portfolio were to derive more than 30% of its gross income from the sale of securities held less than three months, it might fail to qualify under the tax laws as a regulated investment company for that year and consequently would lose certain beneficial tax treatment of its income; however, each Portfolio intends to continue to qualify as a regulated investment company each year. See "Taxes."

                              PURCHASES AND REDEMPTIONS
PURCHASE OF SHARES

     The Fund continuously offers shares of the various Portfolios at the respective net asset values of the Portfolios determined in the manner set forth under "Net Asset Value." Shares of the Fund may be purchased only by the separate accounts of Participating Insurance Companies, which are investment mediums for the VA contracts or VLI policies issued by the Participating Insurance Companies. (Please refer to the prospectuses for the VA contracts and the VLI policies for a description of how to purchase a contract or policy.)

     Shares of each Portfolio are sold without a sales charge at net asset value next determined after an order for purchase and payment in proper form are received. Payment for shares is made in federal funds transmitted by wire on the next business day following the order for purchase.

REDEMPTION OF SHARES

     The Fund ordinarily redeems full and fractional shares of a Portfolio for cash at the net asset value next determined after a request for redemption is received in proper form. The Fund charges no redemption fee. Except as described below, the Fund is required to pay redemption proceeds within seven days after receipt of a proper notice of redemption; however, the Fund intends to pay redemption proceeds within one business day after receipt of such notice.

     The Fund may suspend the right of redemption or postpone the date of payment, with respect to the shares of a Portfolio, during any period when
(a) trading on the New York Stock Exchange is restricted as determined by the Commission or such exchange is closed for trading other than customary weekend and holiday closings; (b) an emergency exists, as determined by the Commission, as a result of which disposal of such Portfolio's securities, or determination of the net asset value of such Portfolio, is not reasonably practicable; or
(c) the Commission by order permits such suspension for the protection of Shareholders. In such event, redemption will be effected at the net asset value next determined after the suspension has been terminated unless the Shareholder has withdrawn the redemption request in writing and the request has been received prior to the day of such determination of net asset value.

     If a conflict between VA contract holders and VLI policyowners arose that required a substantial amount of assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policyowners.

                                   NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central Time) or the close of the New York Stock Exchange, on each day that (i) the New York Stock Exchange is open for business (except the day after Thanksgiving, the day before Christmas (in 1999) and any day on which the Fund's offices are closed because of a weather-related or comparable type of emergency); and (ii) an order for purchase or redemption of shares of the Portfolio is received. The net asset value per share of each Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.

     The Fund reserves the right to calculate or estimate the net asset value of a Portfolio more frequently than once daily if deemed desirable. If the Fund's offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the net asset value next determined for each Portfolio.

     The following supplements the discussion in the Prospectus under the heading "Other Information - Net Asset Value."

MONEY MARKET PORTFOLIO

     The net asset value per share of the Money Market Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7 under the Investment Company Act. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio securities. Under the direction of the Board of Trustees, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the portfolio securities, valued at amortized cost, with market based values. Market values are obtained by using actual quotations provided by market makers, estimates of market value (provided the Board of Trustees has reviewed and approved the method of making such estimates), or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for those instruments. If a deviation of 1/2 of 1% or more between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market based valuations were to occur, or if there were other deviations which the Board of Trustees believed would result in dilution or other unfair results material to Shareholders, the Board of Trustees would consider what action, if any, should be initiated.

     The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a fund holding higher yielding securities can be expected to increase; when yields increase, the market value of a fund invested at lower yields can be expected to decline. In addition, if the Money Market Portfolio has net redemptions at a time when interest rates have increased, the Portfolio may be forced to sell portfolio securities prior to maturity at a price below the Portfolio's carrying value. Also, because the Portfolio generally will be valued at amortized cost rather than market value, any yield quoted may be different from the yield that would result if the entire Portfolio were valued at market value, since the amortized cost method does not take market fluctuation into consideration.

OTHER PORTFOLIOS

     The net asset value per share of each Portfolio other than the Money Market Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the number of Portfolio shares then outstanding. Securities traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities other than money market instruments traded in the over-the-counter market are valued at the mean between closing bid and asked prices or at yield equivalent as obtained from one or more dealers that make markets in the securities. Securities traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation.

     The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated specifically to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the Fund's books of account, and are charged with the liabilities of such Portfolio and with a share of the general liabilities of the Fund. Expenses with respect to any two or more Portfolios are allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

                                        TAXES

                    INSERT FOR STATEMENT OF ADDITIONAL INFORMATION

The Fund intends that each of the Portfolios will qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Code. If, as intended, each Portfolio continues to qualify as a regulated investment company and distributes substantially all of its net investment income and net capital gains to its shareholders, then, under the provisions of Subchapter M, there should be little or no income or gains taxable to it. In addition, each Portfolio intends to comply with other distribution rules specified in Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply.

Each Portfolio of the Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following:
(1) at least 90% of the Portfolio's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of the Portfolio's total assets must consist of cash, U.S. Government securities and other securities (no more than 5% of the value of the Portfolio may consist of such other securities of any one issuer, and the Portfolio must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Portfolio must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

Each of the Portfolios also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on separate accounts of Participating Insurance Companies that are used to support VA contracts and VLI policies. In general, these requirements are that no more than 55% of the value of the assets of a Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer. These diversification requirements are in addition to the requirements of subchapter M and of the Investment Company Act, and may affect the securities in which a Portfolio may invest. In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter the investment objectives of one or more of the Portfolios. (To the extent required by law, approval of owners of VA contracts or VLI policies or of the Commission will be obtained before changing investment objectives.)

If a Portfolio fails to qualify as a regulated investment company, it will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of VA contracts and VLI policies indirectly invested in such a Portfolio might be taxed currently on the investment earnings under their contracts or policies and thereby lose the benefit of tax deferral. In addition, if a Portfolio fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of VA contracts and VLI policies indirectly invested in the Portfolio would be taxed on the investment earnings under their contracts or policies and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Fund intends that each Portfolio comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser might otherwise believe desirable.

The foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolios. For information concerning the federal income tax consequences to the owners of VA contracts and VLI policies, see the prospectuses for such contracts or policies.


                             DIVIDENDS AND DISTRIBUTIONS

     The following supplements the discussion of dividends and distributions in the Prospectus under the headings "Other Information - Distributions."

MONEY MARKET PORTFOLIO

     The Money Market Portfolio declares dividends of all its daily net investment income on each day the Portfolio's net asset value per share is determined. Dividends are payable monthly and are automatically reinvested and distributed on the last business day of each month in full and fractional shares of the Portfolio at the then-current net asset value unless a Shareholder requests payment in cash.

     Net investment income, for dividend purposes consists of (i) accrued interest income, plus or minus (ii) amortized purchase discount or premium, plus or minus (iii) all short-term realized gains or losses and unrealized appreciation or depreciation on portfolio assets, minus (iv) all accrued expenses of the Portfolio. Expenses of the Portfolio are accrued daily. So long as portfolio securities are valued at amortized cost, there will be no unrealized appreciation or depreciation on such securities.

HIGH GRADE BOND AND HIGH YIELD BOND PORTFOLIOS

     Each of these Portfolios declares dividends of all its investment income on each day the Portfolio's Net Asset Value is determined. Dividends are automatically reinvested and distributed on the last business day of each month. Any short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually.

OTHER PORTFOLIOS

     It is the policy of each of the Managed, Blue Chip and Value Growth Portfolios to distribute at least annually substantially all its net investment income, if any, and any net realized capital gains.

     Both dividend and capital gain distributions will be made in shares of a Portfolio unless a Shareholder requests payment in cash.

                               PERFORMANCE INFORMATION

     From time to time, the Fund may advertise several types of performance information for a Portfolio. Each Portfolio, except the Money Market Portfolio, may advertise "average annual total return" and "total return." The High Grade Bond and High Yield Bond Portfolios may also advertise "yield." The Money Market Portfolio may advertise "yield" and "effective yield." Each of these figures is based upon historical results and is not necessarily representative of the future performance of a Portfolio.

     The rate of return for a Portfolio should be distinguished from the rate of return of a corresponding subaccount of a separate account of a Participating Insurance Company, whose rate will reflect the deduction of additional charges, including a mortality and expense risk charge, and therefore will be lower. Contract holders and policyowners should consult the prospectus for the relevant VA contract or VLI policy.

     Average annual total return and total return measure both the net income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Portfolio over the designated period assuming the reinvestment of all dividends and distributions during the period. Thus, these figures reflect the change in value of an investment in the Portfolio during a specified period. Average annual total return will be quoted for at least one-, five- and ten-year periods (or, if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio). Average annual total return figures represent the average annual percentage change in the value of a specific dollar amount invested in the Portfolio's shares for the designated period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.

     Yield is a measure of the net investment income per share earned over a specific one-month or 30-day period (seven-day period for the Money Market Portfolio) expressed as a percentage of the Portfolio's net asset value per share at the end of the period (except for the Money Market Portfolio where the net asset value per share at the beginning of the period is used). Yield is an annualized figure, meaning that it is assumed that the Portfolio generates the same level of investment income over a one-year period. The effective yield for the Money Market Portfolio is calculated similarly, but the net investment income earned is assumed to be compounded when annualized. The Money Market Portfolio's effective yield will be slightly higher than its yield due to this compounding. Semi-annual compounding is assumed for Portfolios other than the Money Market Portfolio.

     From time to time, the Fund may include in its sales literature and shareholder reports for the High Grade Bond and High Yield Bond Portfolios a quotation of the current "distribution rate" for the Portfolios. The distribution rate is simply a measure of the level of income and short-term capital gain dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Portfolio's investments and from total return, which is a measure of the income actually earned by, plus the effect of any realized or unrealized appreciation or depreciation of such investments, during the period. Distribution rate, therefore, is not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include short-term gains (which may be non-recurring) and may not reflect the amortization of bond premiums.

     Additionally, from time to time, in advertisements or reports to shareholders, a Portfolio may compare its performance to that of the Consumer Price Index or various unmanaged indexes such as the Dow Jones Industrial Average, the Standard & Poor's 500, the Shearson/Lehman Government and Corporate Bond Index and the Salomon Brothers High Grade Bond Index. A Portfolio may also use mutual fund quotation services such as Lipper Analytical Services, Inc., an independent mutual fund reporting service, or similar industry services, for purposes of comparing a Portfolio's rank or performance with that of other mutual funds having similar investment objectives. Performance comparisons should not be considered representative of the future performance of any Portfolio.

PERFORMANCE CALCULATION

     A Portfolio's standardized average annual total return quotation is computed in accordance with a method prescribed by rules of the Commission. The standardized average annual total return for a Portfolio for a specified period is determined by assuming a hypothetical $10,000 investment in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Standardized average annual total return figures for various periods are set forth in the tables below.

     Calculation of a Portfolio's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000) in the Portfolio's shares on the first day of the period at the then effective net asset value per share ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the difference by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gains dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return figures for various periods are set forth in the tables below.

     The yield for a Portfolio other than the Money Market Portfolio is computed in accordance with the formula set forth below, which is a standardized method prescribed by rules of the Commission. Based upon the 30-day period ended December 31, 1998 the High Grade Bond Portfolio's yield was [_____]% and the High Yield Bond Portfolio's yield was [_____]%. A Portfolio's yield is computed by dividing the net investment income per share earned during the specific one-month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                             6
     Yield =   2    [(a-b +1)  -1]

                    cd


  a =  dividends and interest earned during the period.
  b =  expenses accrued for the period (net of reimbursements).
  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
  d =  the offering price per share on the last day of the period.

     In computing yield, the Fund follows certain standardized accounting practices specified by Commission rules. These practices are not necessarily consistent with those that the Fund uses to prepare its annual and interim financial statements in accordance with generally accepted accounting principles.

     The Money Market Portfolio's yield is computed in accordance with a standard method prescribed by rules of the Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows. The net investment income per share (accrued interest on portfolio securities, plus or minus amortized premium or discount, less accrued expenses) for the period is divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return") and the result is divided by seven and multiplied by 365 and the resulting yield figure is carried to the nearest one hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

     The Money Market Portfolio's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is [(base period return +1) raised to the power of 365/7] -1.

     The Money Market Portfolio's yield and effective yield for the seven-day period ending December 31, 1998 were [_____]% and [_____]%, respectively.

     A Portfolio's performance quotations are based upon historical results and are not necessarily representative of future performance. The Fund's shares are sold at net asset value, and return and net asset value will fluctuate except that the Money Market Portfolio seeks to maintain a $1.00 net asset value per share. Factors affecting a Portfolio's performance include general market conditions, operating expenses and investment management. Shares of a Portfolio are redeemable at net asset value, which may be more or less than original cost.

     The figures below show performance information for various periods ended December 31, 1998. The rate of return for a Portfolio should be distinguished from the rate of return of a corresponding subaccount of a separate account of a Participating Insurance Company, whose rate will reflect the deduction of additional charges, including a mortality and expense risk charge, and, if calculated for corresponding periods, would be lower. VA contract and VLI policyowners should consult the prospectus for such contract or policy.

                          AVERAGE ANNUAL TOTAL RETURN TABLE
                         FOR PERIODS ENDED DECEMBER 31, 1998

PORTFOLIO                                                           STANDARD
---------                                                           AVERAGE
                                                                    ANNUAL
                                                                    TOTAL RETURN
                                                                    ------------
Value Growth
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
High Grade Bond
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
High Yield Bond
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
Managed
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
Blue Chip (2)
  Life of Portfolio. . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]

                                  TOTAL RETURN TABLE
                         FOR PERIODS ENDED DECEMBER 31, 1998

PORTFOLIO                                                           TOTAL RETURN
---------                                                           ------------
Value Growth
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
High Grade Bond
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
High Yield Bond
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
Managed
  Life of Portfolio (1). . . . . . . . . . . . . . . . . . . . .       [_____]
  Ten-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
Blue Chip (2)
  Life of Portfolio. . . . . . . . . . . . . . . . . . . . . . .       [_____]
  Five-Year. . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]
  One-Year . . . . . . . . . . . . . . . . . . . . . . . . . . .       [_____]

     --------------------
     (1) The Value Growth, High Grade Bond, High Yield Bond and Managed Portfolios commenced operations on October 15, 1987.
     (2)  The Blue Chip Portfolio commenced operations on October 15, 1990.


                               ORGANIZATION OF THE FUND

     The Fund was organized as a business trust under the laws of the Commonwealth of Massachusetts on November 3, 1986.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of the Portfolios and to divide or combine the shares of any Portfolio into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in the Portfolio. The shares of the Fund are divided into six separate series (I.E., Portfolios), and the shares of each Portfolio have equal rights and privileges and represent an equal proportionate interest with all other shares of that Portfolio. Upon liquidation of the Fund or any Portfolio of the Fund, Shareholders of each Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to Shareholders. Shares have no preemptive or conversion rights. The right of redemption is described elsewhere herein. Shares of each Portfolio are fully paid and non-assessable by the Fund. The Trustees are authorized to classify unissued shares of the Fund by assigning them to a Portfolio for issuance.

     The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, (subject only to the rights of creditors), are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund's books of account.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of Shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Fund. The Declaration of Trust also provides for indemnification out of Fund property of any Shareholder held personally liable for the claims and liabilities to which a Shareholder may become subject by reason of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

                              SHAREHOLDER VOTING RIGHTS

     Shareholders have the right to vote on the election of Trustees and on any and all matters which, by law or the provisions of the Fund's by-laws, they may be entitled to vote. Shareholders of all Portfolios vote for a single set of Trustees; thereafter, the Trustees will serve for terms of unlimited duration (subject to certain removal procedures by the Trustees or the Shareholders).

     All shares of the Fund have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of Shareholders. The Board of Trustees has the power to alter the number of Trustees and to appoint successor Trustees, provided that immediately after the appointment of any successor Trustee at least two-thirds of the Trustees have been elected by shareholders of the Fund. As permitted by Massachusetts law, there normally will be no meetings of Shareholders for the purposes of electing trustees unless and until such time as fewer than a majority of the trustees holding office have been elected by Shareholders. At that time, the Trustees then in office will call a Shareholders' meeting for the election of Trustees. The Trustees must call a meeting of Shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Fund. At such a meeting, a Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares of the Fund have declared that the Trustee be removed either by
declaration in writing or by votes cast in person or by proxy.   Except as set
forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the Shareholders. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations, or to the regulated investment company provisions of the Code, or to designate and establish additional Portfolios, may be made by the Trustees without the vote or consent of the Shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Fund will continue indefinitely.

     In matters which only affect a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though:
(i) the matter has not been approved by a majority vote of any other Portfolio; or (ii) the matter has not been approved by a majority vote of the Fund.

     To the extent required by law, the Participating Insurance Companies will vote Fund shares held in their separate accounts in accordance with instructions received from the VLI policyowners or VA contract holders having voting interests in the separate accounts. In addition, to the extent required by law, Farm Bureau Life Insurance Company will vote Fund shares held in its general account in proportion to voting instructions received from its VLI policyowners and its VA contract holders. Each share will have one vote and fractional shares will be counted. On any matters affecting an individual Portfolio, only the Shareholders of that Portfolio will be entitled to vote. On matters relating to all the Portfolios, but affecting the Portfolios differently, separate votes by Portfolio will be required. Shares for which no voting instructions are received shall be voted by the Participating Insurance Companies in proportion to the shares for which voting instructions are received.

     As used in this SAI, the phrase "majority vote" of a Portfolio (or of the Fund) means the vote of the lesser of (i) 67% of the shares of the Portfolio
(Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio (Fund).

                                   CONTROL PERSONS

     Farm Bureau Life Insurance Company ("Farm Bureau"), an Iowa corporation, and subsidiary of FBL Financial Group, Inc., through its Variable Accounts owns all of the Fund's outstanding shares, other than the shares of the Fund purchased for investment by Farm Bureau through its general account to get the Portfolios of the Fund started and any additional shares acquired by Farm Bureau through reinvestment of dividends on those shares. The organizational expenses of the Fund were paid by Farm Bureau.

     Because Farm Bureau owns the shares of the Fund, the Fund is deemed to be controlled by Farm Bureau by nature of the definitions contained in the Investment Company Act of 1940. However, Farm Bureau will generally vote the shares of the Fund held by the Variable Account in accordance with instructions received from its VLI policyholders and VA contractholders. The shares held in Farm Bureau's general account will generally be voted in proportion to voting instructions received from Farm Bureau's VLI policyholders. Under certain circumstances, however, Farm Bureau may disregard voting instructions received from VLI policyholders.

[AS OF THE DATE OF THIS SAI, FARM BUREAU OWNED MORE THAN 25% OF THE OUTSTANDING VOTING SECURITIES OF THE MONEY MARKET PORTFOLIO THROUGH ITS GENERAL ACCOUNT. SUCH SHARES WERE ACQUIRED FOR INVESTMENT AND CAN ONLY BE DISPOSED OF BY REDEMPTION OR TRANSFER TO AN AFFILIATE. OFFICERS AND TRUSTEES OF THE FUND OWNED LESS THAN 1% OF THE OUTSTANDING VOTING SECURITIES OF EACH PORTFOLIO.]

                                  OTHER INFORMATION

CUSTODIAN

     Bankers Trust Company, Global Assets-Insurance Group, 16 Wall Street, New York, N.Y., 10005, is the custodian of all cash and securities owned by the Fund. The custodian performs no managerial or policy-making functions for the Fund.

INDEPENDENT AUDITORS

     The Fund's independent auditors for the current fiscal year are Ernst & Young LLP, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309. The independent auditors audit and report on the Fund's annual financial statements, review certain regulatory reports and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

ACCOUNTING SERVICES

     The Fund has entered into an accounting services agreement with EquiTrust Investment Management Services, Inc. ("EquiTrust"), pursuant to which EquiTrust performs accounting services for the Fund. In addition, the agreement provides that EquiTrust shall calculate the Fund's net asset value in accordance with the Fund's current Prospectus and prepare for Fund approval and use various tax returns and other reports. For such services, each Portfolio pays EquiTrust an annual fee, payable monthly, of 0.05% of the Portfolio's average daily net assets, with the annual fee payable by a Portfolio not to exceed $30,000. During the fiscal year ended December 31, 1998, the aggregate amount of such fees paid to EquiTrust was $[_____].

DIVIDEND DISBURSING AND TRANSFER AGENT

     EquiTrust Investment Management Services, Inc., serves as the Fund's dividend disbursing and transfer agent.

LEGAL MATTERS

     The firm of Sutherland Asbill & Brennan LLP, Washington, D.C., is counsel for the Fund.

REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto which the Fund has filed with the Commission in Washington, D.C., under the Securities Act of 1933 and the Investment Company Act, which reference is hereby made.


                                 FINANCIAL STATEMENTS

     The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Variable Insurance Series Fund for the fiscal year ended December 31, 1998 were filed with the Commission on February [_____], 1999 and are incorporated by reference. Additional copies of such Annual Report to Shareholders may be obtained without charge by contacting the Fund.

                        APPENDIX A - MONEY MARKET INSTRUMENTS


     The Money Market Portfolio invests in money market instruments maturing in thirteen months or less from the time of investment, including the instruments described below. In addition, the other Portfolios, subject to their respective investment objectives, may invest in certain money market instruments.

     U.S. GOVERNMENT SECURITIES: Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

     U.S. GOVERNMENT AGENCY OR INSTRUMENTALITY SECURITIES: Debt securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although these securities are not direct obligations of the U.S. Government, some are supported by the full faith and credit of the U.S. Treasury; others are supported only by the limited right of the issuer to borrow from the U.S. Treasury; and others are supported only by the credit of the instrumentality and not the U.S. Treasury.

     OBLIGATIONS OF BANKS OR SAVINGS INSTITUTIONS: Certificates of deposit, bankers' acceptances and other short-term debt obligations of commercial banks or savings and loan associations. None of the Portfolios will invest in any instruments issued by a commercial bank unless it has total assets of at least $100 million and has its deposits insured by the Federal Deposit Insurance Corporation ("FDIC"). Similarly, the Portfolios will not invest in any instrument issued by a savings and loan association unless it has total assets of at least $100 million, has been issued a charter by the Office of Thrift Supervision ("OTS") or was formerly a member of the Federal Home Loan Bank System and is now subject to regulation by the OTS and is insured by the FDIC. However, the Portfolios may invest in an obligation of a bank or savings and loan association with assets of less than $100 million if the principal amount of such obligation is fully covered by FDIC insurance. The limit of such coverage is currently $100,000.

     COMMERCIAL PAPER: Short-term unsecured promissory notes issued by corporations, primarily to finance short-term credit needs.

     In addition, the Portfolios may invest in commercial paper issued by major corporations in reliance on the so-called "private placement" exemption from registration by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper") subject to the below-noted requirements with respect to ratings. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolios, who agree that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. A Portfolio's investment adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid;

however, the paper will be treated as illiquid unless, pursuant to procedures approved by the Board of Trustees, a particular investment in Section 4(2) paper is determined to be liquid. The investment adviser monitors the liquidity of the Portfolios' investments in Section 4(2) paper on a continuing basis.

     OTHER CORPORATE DEBT SECURITIES: Outstanding nonconvertible corporate debt securities (E.G., bonds and debentures) which were not issued as short-term obligations but which have thirteen months or less remaining until maturity.

     REPURCHASE AGREEMENTS: See "Repurchase Agreements," above under "Investment Objectives, Policies and Techniques."

     As to obligations of banks or savings institutions, commercial paper, other corporate debt securities and repurchase agreements, a Portfolio only will invest in U.S. dollar-denominated instruments which the Board of Trustees determines present minimal credit risks and which, at the time of acquisition, generally are either:

     1. rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"); or

     2. rated in one of the two highest rating categories by only one NRSRO if that NRSRO is the only NRSRO that has rated the instrument or issuer; or

     3. in the case of an unrated instrument, determined by the Board of Trustees to be of comparable quality to either of the above; or

     4. issued by an issuer that has received a rating of the type described in 1 or 2 above on other securities that are comparable in priority and security to the instrument.

     FLOATING AND VARIABLE RATE SECURITIES: The Portfolio may invest in instruments having rates of interest that are adjusted periodically or that float continuously or periodically according to formulas intended to minimize fluctuation in the value of the instruments ("Variable Rate Securities").
The interest rate on a Variable Rate Security ordinarily is determined by reference to, or is a percentage of, a specified market rate such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities have a demand feature ("Variable Rate Demand Securities") entitling the purchaser to resell the securities at an amount approximately equal to the principal amount thereof plus accrued interest. As in the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some specified market rate intended to minimize fluctuation in the value of the instruments. Some of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Portfolio determines the maturity of Variable Rate Securities in accordance with Commission rules which allow the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

                 APPENDIX B - QUALITY COMPOSITION OF BOND PORTFOLIOS

     The tables below reflect the average composition by quality rating of the investment securities of the High Yield Bond Portfolio and the High Grade Bond Portfolio for the fiscal year ended December 31, 1998. Percentages are weighted averages based upon the portfolio composition at the end of each month during the year. The percentage of total assets represented by bonds rated by Moody's and S&P is shown. The percentage of total assets represented by unrated bonds is also shown. Although not specifically rated by Moody's or S&P, U.S. Government securities are reflected as Aaa and AAA (highest quality) for purposes of the tables. The category noted as "Cash and Other Assets" includes all assets other than the rated and unrated bonds reflected in the table including, without limitation, equity securities, preferred stocks, money market instruments, repurchase agreements, options and cash.

     The allocations reflected in the tables do not necessarily reflect the view of the investment adviser as to the quality of the bonds in the Portfolio on the date shown; and they are not necessarily representative of the composition of the Portfolio at other times. The composition of the Portfolio will change over time.

                              HIGH YIELD BOND PORTFOLIO
                         COMPOSITION OF PORTFOLIO BY QUALITY

                           PERCENTAGE OF
                           PORTFOLIO BY                            PERCENTAGE OF
           MOODY'S            MOODY'S          S&P                  PORTFOLIO BY
       RATING CATEGORY        RATINGS     RATING CATEGORY           S&P RATINGS
       ---------------        -------     ---------------           -----------
     Aa. . . . . . . . .      [_____]%  AA . . . . . . . . . . .      [_____]%
     A . . . . . . . . .      [_____]   A. . . . . . . . . . . .      [_____]
     Baa . . . . . . . .      [_____]   BBB. . . . . . . . . . .      [_____]
     Ba. . . . . . . . .      [_____]   BB . . . . . . . . . . .      [_____]
     B . . . . . . . . .      [_____]   B. . . . . . . . . . . .      [_____]
     Caa . . . . . . . .      [_____]   CCC. . . . . . . . . . .      [_____]
     Cash and Other. . .                Cash and Other
     Assets. . . . . . .      [_____]   Assets . . . . . . . . .      [_____]

                              100.00%                                 100.00%

                              HIGH GRADE BOND PORTFOLIO
                         COMPOSITION OF PORTFOLIO BY QUALITY

                           PERCENTAGE OF
                           PORTFOLIO BY                            PERCENTAGE OF
           MOODY'S            MOODY'S          S&P                  PORTFOLIO BY
       RATING CATEGORY        RATINGS     RATING CATEGORY           S&P RATINGS
       ---------------        -------     ---------------           -----------
     Aaa . . . . . . . .      [_____]%  AAA. . . . . . . . . . .      [_____]%
     A . . . . . . . . .      [_____]   A. . . . . . . . . . . .      [_____]
     A . . . . . . . . .      [_____]   A. . . . . . . . . . . .      [_____]
     Baa . . . . . . . .      [_____]   BBB. . . . . . . . . . .      [_____]
     Ba. . . . . . . . .      [_____]   BB . . . . . . . . . . .      [_____]
     Not rated . . . . .      [_____]   Not Rated. . . . . . . .      [_____]
     Cash and Other                     Cash and Other
     Assets. . . . . . .      [_____]   Assets. . . . . . . . . .     [_____]

                              100.00%                                 100.00%

     The description of each bond quality category set forth in the tables is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix C-Description of Corporate Bond Ratings." The ratings of Moody's and S&P represent their opinions as to the capacity to pay interest and principal of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and do not evaluate market value risk. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced. Neither event would require a Portfolio to eliminate the obligation from its portfolio. An issue may be unrated simply because the issuer chose not to have it rated, and not necessarily because it is of lower quality. Unrated issues may be less marketable than rated issues.

                  APPENDIX C - DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with "Aaa" securities.
     A: Bonds that are rated A possess many favorable investment attributes and may be considered as upper medium-grade obligations. This rating indicates an extremely strong capacity to pay principal and interest which is considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds rated Baa are considered medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well-safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

S&P

     AAA:           Bonds rated AAA are highest grade debt obligations. This
                    rating indicates an extremely strong capacity to pay
                    principal and interest.
     AA:            Bonds rated AA also qualify as high-quality obligations.
                    Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in a small degree.
     A:             Bonds rated A have a strong capacity to pay principal and
                    interest, although they are more susceptible to the adverse effects of changes in circumstances and economic
                    conditions.
     BB:            Bonds rated BBB are regarded as having an adequate capacity
     B:             to pay principal and interest.  Whereas they normally
     CCC:           exhibit protection parameters, adverse economic conditions
     CC:            or changing circumstances are more likely to lead to a
                    weakened capacity to pay principal and interest for bonds
                    in this category, than for bonds in the "A" category.
     D:             Bonds rated D are in default, and payment of interest
                    and/or principal is in arrears.
                    Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show
                    relative standing within the rating categories.
     NR:            Not rated by the indicated rating agency.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  MOODY'S

     P-1: The rating P-1 is the highest commercial paper rating assigned by Moody's and indicates that, in Moody's opinion, the issuer or supporting institution has a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries, (2) high rates of return on funds employed, (3) conservative capitalization structures with moderate reliance on debt and ample asset protection,
                    (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and
                    (5) well-established access to a range of financial markets and assured sources of alternate liquidity.
     P-2: The rating P-2 indicates that, in Moody's opinion, the issuer or supporting institution has a strong ability for repayment of senior short-term debt obligations. Strong ability for repayment will normally be evidenced by many of the characteristics listed under the description of "P-1." Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

     A-1: This designation indicates that the degree of safety regarding timely payment of debt having an original maturity of no more than 365 days is either overwhelming or very strong.
     A-2: This designation indicates that capacity for timely payment of debt having an original maturity of no more than 365 days is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

                                        PART C
                                  OTHER INFORMATION

ITEM 23.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  FINANCIAL STATEMENTS:

          The following financial statements are filed as part of this Registration Statement.(1)

          Included in Part A - Prospectus:  Financial Highlights

          Incorporated by reference in Part B - Statement of Additional
     Information:

               Annual Report to Shareholders

               Report of Independent Auditors

               Statements of Assets and Liabilities as of December 31, 1998

               Schedules of Investments as of December 31, 1998

               Statements of Operations for the year ended December 31, 1998

               Statements of Changes in Net Assets for the year ended December 31, 1998

               Statements of Changes in Net Assets for the year ended December 31, 1997

               Notes to Financial Statements, December 31, 1998

          (1)  To be filed by amendment.

(b)  EXHIBITS:

a.   (i)   Declaration of Trust.(1)
     (ii)  Amendment to Declaration of Trust.(1)
     (iii) Amendment to Declaration of Trust.(1)
     (iv)  Amendments to Declaration of Trust.(1)
     (v)   Amendment to Declaration of Trust.(1)
     (vi)  Amendment to Declaration of Trust.(1)

b.   By-Laws of Registrant.(1)
c.   None.
d.   (i)   Investment Advisory and Management Services Agreement.(1)

     (ii)  Amendment to Investment Advisory Management Services Agreement.(1)
     (iii) Amendment to Investment Advisory Management Services Agreement.(1)
e. Underwriting Agreement between Registrant and EquiTrust Investment Management Services, Inc.(1)
f.   None.
g. Custodian Agreement between Registrant and Bankers Trust Company Des Moines, N.A.(1)
h.   (i)   Dividend Disbursing and Transfer Agent Agreement between Registrant and EquiTrust Investment Management Services, Inc.(1)
     (ii)  Fidelity Bond Joint Insureds Agreement.(1)
     (iii) Joint Insureds DO & EO Agreement.(1)
     (iv)  (A) Subscription Agreement.(1)
           (B) Additional Subscription Agreement.(1)
           (C) Subscription Agreement for the Money Market Portfolio.(1)
           (D) Subscription Agreement for the Blue Chip Portfolio.(1)
     (v)   Participation Agreement.(1)
     (vi)  Accounting Services Agreement.(1)
i.   Consent of Sutherland Asbill & Brennan LLP to be filed by amendment.
j.   Consent of Ernst & Young LLP to be filed by amendment.
k.   None.
l.   See Exhibits h(iv)(A) and h(iv)(B).
m.   None.
n.   Financial Data Schedules to be filed by amendment.
o.   None.

     ----------
     (1) Incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement, filed with the Commission on May 1, 1998.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by the Registrant. All of the outstanding common stock of the Registrant is owned by Farm Bureau Life Insurance Company ("Farm Bureau"), an Iowa life insurance corporation, Farm Bureau Life Variable Account and Farm Bureau Life Annuity Account, separate accounts of Farm Bureau which are registered as unit investment trusts under the Investment Company Act of 1940, as amended (File Nos. 811-5068/33-12789 and 811-7974/33-67538). Farm Bureau is
owned by FBL Financial Group, Inc., an Iowa corporation. 54.30% of the outstanding voting shares of FBL Financial Group, Inc. are owned by Iowa Farm Bureau Federation. Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county farm bureau organizations and their individual members. Therefore, various companies controlled by Iowa Farm Bureau Federation or otherwise affiliated with Farm Bureau, may be deemed to be under common control with the Registrant. These companies, together with the identity of the owners of their common stock, are set forth on a diagram incorporated herein by reference to item 26 of post-effective amendment number 6 to the Form N-4 registration statement filed with the Commission by Farm Bureau on May 1, 1999.

ITEM 25.  INDEMNIFICATION.

     See Article XI, Section 2 of the Registrant's Declaration of Trust, filed as Exhibit 1 to this Registration Statement, which provision is incorporated herein by reference to post-effective amendment No. 15 filed on May 1, 1998.

     The Investment Advisory and Management Services Agreement between the Registrant and the EquiTrust Investment Management Services, Inc. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Adviser, the Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

     In addition, the Registrant maintains a directors and officers "errors and omissions" liability insurance policy under which the Registrant and its trustees and officers are named insureds.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and Registrant will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Registrant's investment adviser is EquiTrust Investment Management Services, Inc. In addition to its services to Registrant as investment adviser, underwriter and transfer and dividend disbursing agent, all as set forth in parts A and B of this Registration Statement, the Adviser acts as adviser, underwriter, and shareholder service, transfer and dividend disbursing agent for EquiTrust Money Market Fund, Inc., a diversified open-end management investment company, and EquiTrust Series Fund, Inc., a diversified open-end series management investment company.

     The principal occupations of the principal executive officers and directors of the Adviser are their services as officers, directors and/or employees of FBL Financial Group, Inc. and the Iowa Farm Bureau Federation and/or its affiliates
as disclosed below.   The address of FBL Financial Group, Inc. and the
Federation and its affiliates is 5400 University Avenue, West Des Moines, Iowa 50266.

 NAME AND POSITION(S)          PRINCIPAL OCCUPATIONS
 WITH ADVISER                  ---------------------
 ------------

 Stephen M. Morain             Incorporated herein by reference to the
 Senior Vice President,        Statement of Additional Information (Part B) of
 General Counsel and Director  this Registration Statement.

 William J. Oddy               Incorporated herein by reference to the
 President and Director        Statement of Additional Information (Part B) of
                               this Registration Statement.

 Dennis M. Marker              Incorporated herein by reference to the
 Investment Vice President,    Statement of Additional Information (Part B) of
 Administration, Secretary     this Registration Statement.
 and Director

 Thomas R. Gibson              Incorporated herein by reference to the
 Chief Executive Officer and   Statement of Additional Information (Part B) of
 Director                      this Registration Statement.

 Timothy J. Hoffman            Incorporated herein by reference to the
 Vice President and Director   Statement of Additional Information (Part B) of
                               this Registration Statement.

 James W. Noyce                Incorporated herein by reference to the
 Chief Financial Officer,      Statement of Additional Information (Part B) of
 Treasurer and Director        this Registration Statement.

 Thomas E. Burlingame          Vice President, Associate General Counsel, FBL
 Director                      Financial Group, Inc.

 F. Walter Tomenga             Vice President, Corporate Affairs and Marketing
 Director                      Services, FBL Financial Group, Inc.

 Lynn E. Wilson                Vice President, Life Sales, FBL Financial Group,
 Director                      Inc.

 Lou Ann Sandburg,             Incorporated herein by reference to the
 Vice President Investments,   Statement of Additional Information (Part B) of
 Secretary and Director        this Registration Statement.

 Sue A. Cornick                Incorporated herein by reference to the
 Market Conduct and Mutual     Statement of Additional Information (Part B) of
 Funds Vice President and      this Registration Statement.
 Assistant Secretary

 Kristi Rojohn                 Incorporated herein by reference to the
 Assistant Mutual Funds        Statement of Additional Information (Part B) of
 Manager and Assistant         this Registration Statement.
 Secretary

 Elaine A. Followwill          Incorporated herein by reference to the
 Compliance Assistant and      Statement of Additional Information (Part B) of
 Assistant Secretary           this Registration  Statement.

 Roger F. Grefe,               Investment Management Vice President, FBL
 Investment Management Vice    Financial Group, Inc.
 President

 Robert Rummelhart,            Fixed-Income Vice President, FBL Financial
 Fixed-Income Vice President   Group, Inc.

 Roger PJ Soener               Real Estate Vice President, FBL Financial Group,
 Real Estate Vice President    Inc. He holds other positions with various
                               affiliates of the foregoing.

 James P. Brannen              Controller and Vice President, FBL Financial
 Controller and Vice           Group, Inc. and various affiliates of the
 President                     foregoing.

 Kathleen E. Kruidenier        Manager, Private Investor Services, EquiTrust
 Manager, Private Investor     Investment Management Services, Inc.
 Services

 Sharon M. Jerdee              Investment Accounting Director, EquiTrust
 Investment Accounting         Investment Management Services, Inc.
 Director

 Charles T. Happel             Portfolio Manager, EquiTrust Marketing Services,
 Portfolio Manager             Inc.

 Laura Kellen Beebe            Portfolio Manager, EquiTrust Marketing Services,
 Portfolio Manager             Inc.

 Robert A. Simons              Senior Counsel - Investments, FBL Financial
 Senior Counsel - Investments  Group, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) EquiTrust Investment Management Services, Inc., the principal underwriter for Registrant, also acts as the investment adviser, principal underwriter and transfer and dividend disbursing agent for EquiTrust Money Market Fund, Inc. and EquiTrust Series Fund, Inc., both diversified open-end management investment companies.

     (b) The principal business address of each director and officer of the principal underwriter is 5400 University Avenue, West Des Moines, Iowa 50266. See Item 28 for information on the officers of EquiTrust Investment Management Services, Inc.

     (c)   Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant and the offices of the Adviser, EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 29.  MANAGEMENT SERVICES.

     Inapplicable.

ITEM 30.  UNDERTAKINGS.

     Inapplicable.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Des Moines and State of Iowa, on the 5th day of February, 1999.

                                   FBL VARIABLE INSURANCE SERIES FUND

                                   By:  /s/ Edward M. Wiederstein
                                        ---------------------------
                                        Edward M. Wiederstein
                                        President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


 /s/  Edward M. Wiederstein     President and Trustee           February 5, 1999
---------------------------     (Principal Executive Officer)      (dated)
 Edward M. Wiederstein
                                Senior Vice President,
 /s/  Richard D. Harris         Secretary-Treasurer             February 5, 1999
---------------------------       and Trustee                      (dated)
 Richard D. Harris              (Principal Financial and
                                Accounting Officer)

 Donald G. Bartling*            Trustee                         February 5, 1999
                                                                   (dated)

 John R. Graham*                Trustee                         February 5, 1999
                                                                   (dated)

 Erwin H. Johnson*              Trustee                         February 5, 1999
                                                                   (dated)

 Kenneth Kay*                   Trustee                         February 5, 1999
                                                                   (dated)

 Curtis C. Pietz*               Trustee                         February 5, 1999
                                                                   (dated)


*By: /s/ Stephen M. Morain
     ---------------------
     Stephen M. Morain          Attorney-in-Fact, pursuant to Power of Attorney.